                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-5897

                    RIVERSOURCE MARKET ADVANTAGE SERIES, INC.
               (Exact name of registrant as specified in charter)

     50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
             (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 1/31

Date of reporting period: 10/31

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                      RIVERSOURCE PORTFOLIO BUILDER SERIES

                                AT OCT. 31, 2008



RiverSource Portfolio Builder Conservative Fund

OCT. 31, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN AFFILIATED FUNDS





EQUITY FUNDS (17.1%)
                                                       SHARES                VALUE(a)
DIVIDEND INCOME (0.6%)
RiverSource Dividend Opportunity Fund                   188,590            $1,148,511
-------------------------------------------------------------------------------------


INTERNATIONAL (3.4%)
RiverSource Disciplined International Equity
 Fund                                                   147,389               894,649
RiverSource Partners International Select
 Growth Fund                                            559,114             2,650,201
RiverSource Partners International Select
 Value Fund                                             315,739(b)          1,616,583
RiverSource Partners International Small Cap
 Fund                                                    62,409               241,522
Threadneedle International Opportunity Fund             183,510             1,211,166
                                                                      ---------------
Total                                                                       6,614,121
-------------------------------------------------------------------------------------


REAL ESTATE (1.4%)
RiverSource Real Estate Fund                            329,819             2,684,723
-------------------------------------------------------------------------------------


U.S. LARGE CAP (9.1%)
RiverSource Disciplined Equity Fund                     716,670             3,311,016
RiverSource Disciplined Large Cap Growth Fund           486,834             3,144,948
RiverSource Diversified Equity Income Fund              456,601             3,424,506
RiverSource Growth Fund                                 238,653             4,858,982
RiverSource Large Cap Equity Fund                       182,161               621,168
RiverSource Large Cap Value Fund                         59,121               188,597
RiverSource Partners Fundamental Value Fund             602,781             2,495,515
                                                                      ---------------
Total                                                                      18,044,732
-------------------------------------------------------------------------------------


U.S. MID CAP (1.9%)
RiverSource Mid Cap Growth Fund                         190,873             1,198,684
RiverSource Mid Cap Value Fund                           51,625               291,680
RiverSource Partners Aggressive Growth Fund             310,149(b)          2,000,459
RiverSource Partners Select Value Fund                   99,361               334,847
                                                                      ---------------
Total                                                                       3,825,670
-------------------------------------------------------------------------------------


U.S. SMALL CAP (0.6%)
RiverSource Partners Small Cap Growth Fund              306,345               870,019
RiverSource Partners Small Cap Value Fund                73,448               251,928
                                                                      ---------------
Total                                                                       1,121,947



U.S. SMALL-MID CAP (0.1%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                             35,343               206,047
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $49,217,622)                                                       $33,645,751
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (70.6%)
                                                       SHARES                VALUE(a)
GLOBAL BOND (4.9%)
RiverSource Global Bond Fund                          1,576,911            $9,682,234
-------------------------------------------------------------------------------------


INFLATION PROTECTED SECURITIES (5.9%)
RiverSource Inflation Protected Securities
 Fund                                                 1,280,209            11,547,488
-------------------------------------------------------------------------------------


INVESTMENT GRADE (59.8%)
RiverSource Diversified Bond Fund                     9,077,278            39,304,615
RiverSource Limited Duration Bond Fund                5,222,176(c)         45,955,146
RiverSource Short Duration U.S. Government
 Fund                                                 7,075,984            32,478,768
                                                                      ---------------
Total                                                                     117,738,529
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $150,390,958)                                                     $138,968,251
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (5.0%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                            993,409            $9,914,226
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $9,698,254)                                                         $9,914,226
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (7.3%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                     14,416,778           $14,416,778
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $14,416,778)                                                       $14,416,778
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $223,723,612)(d)                                                  $196,945,006
=====================================================================================






See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1 RIVERSOURCE PORTFOLIO BUILDER SERIES -- PORTFOLIO OF INVESTMENTS AT OCT. 31, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource Portfolio Builder Conservative Fund

NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated July 31, 2008.

(b)  Non-income producing.

(c) The fund does not invest in underlying funds for the purpose of exercising management or control. At Oct. 31, 2008, the fund held the following positions, which exceed 5% of the underlying fund's shares outstanding:

UNDERLYING FUND                                                         PERCENT OF SHARES HELD
----------------------------------------------------------------------------------------------
RiverSource Limited Duration Bond Fund                                          27.33%


(d) At Oct. 31, 2008, the cost of securities for federal income tax purposes was approximately $223,724,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                         $216,000
Unrealized depreciation                                                      (26,995,000)

----------------------------------------------------------------------------------------
Net unrealized depreciation                                                 $(26,779,000)
----------------------------------------------------------------------------------------


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of Oct. 31, 2008:

                                                                   FAIR VALUE AT OCT. 31, 2008
                                                 ---------------------------------------------------------------
                                                      LEVEL 1          LEVEL 2
                                                   QUOTED PRICES        OTHER          LEVEL 3
                                                     IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                    MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                      IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
----------------------------------------------------------------------------------------------------------------
Investments in affiliated funds                    $196,945,006          $--             $--        $196,945,006



HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.



--------------------------------------------------------------------------------
2 RIVERSOURCE PORTFOLIO BUILDER SERIES -- PORTFOLIO OF INVESTMENTS AT OCT. 31, 2008

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

RiverSource Portfolio Builder Moderate Conservative Fund
OCT. 31, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN AFFILIATED FUNDS




EQUITY FUNDS (29.7%)
                                                       SHARES                VALUE(a)
DIVIDEND INCOME (1.0%)
RiverSource Dividend Opportunity Fund                   582,228            $3,545,770
-------------------------------------------------------------------------------------


INTERNATIONAL (6.5%)
RiverSource Disciplined International Equity
 Fund                                                   501,177             3,042,142
RiverSource Partners International Select
 Growth Fund                                          1,852,419             8,780,466
RiverSource Partners International Select
 Value Fund                                           1,072,583(b)          5,491,626
RiverSource Partners International Small Cap
 Fund                                                   217,379               841,256
Threadneedle International Opportunity Fund             649,630             4,287,555
                                                                      ---------------
Total                                                                      22,443,045
-------------------------------------------------------------------------------------


REAL ESTATE (1.4%)
RiverSource Real Estate Fund                            593,361             4,829,960
-------------------------------------------------------------------------------------


U.S. LARGE CAP (16.2%)
RiverSource Disciplined Equity Fund                   2,221,481            10,263,242
RiverSource Disciplined Large Cap Growth Fund         1,436,966             9,282,800
RiverSource Diversified Equity Income Fund            1,412,367            10,592,755
RiverSource Growth Fund                                 751,101            15,292,409
RiverSource Large Cap Equity Fund                       570,079             1,943,968
RiverSource Large Cap Value Fund                        183,342               584,860
RiverSource Partners Fundamental Value Fund           1,862,323             7,710,017
                                                                      ---------------
Total                                                                      55,670,051
-------------------------------------------------------------------------------------


U.S. MID CAP (3.4%)
RiverSource Mid Cap Growth Fund                         586,601             3,683,854
RiverSource Mid Cap Value Fund                          157,751               891,293
RiverSource Partners Aggressive Growth Fund             956,947(b)          6,172,305
RiverSource Partners Select Value Fund                  307,382             1,035,879
                                                                      ---------------
Total                                                                      11,783,331
-------------------------------------------------------------------------------------


U.S. SMALL CAP (1.0%)
RiverSource Partners Small Cap Growth Fund              950,401             2,699,141
RiverSource Partners Small Cap Value Fund               221,261               758,924
                                                                      ---------------
Total                                                                       3,458,065
-------------------------------------------------------------------------------------


U.S. SMALL-MID CAP (0.2%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                            104,817               611,081
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $157,850,927)                                                     $102,341,303
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (61.1%)
                                                       SHARES                VALUE(a)
FLOATING RATE (0.9%)
RiverSource Floating Rate Fund                          415,421            $2,978,565
-------------------------------------------------------------------------------------


GLOBAL BOND (5.5%)
RiverSource Global Bond Fund                          3,060,131            18,789,206
-------------------------------------------------------------------------------------


HIGH YIELD (1.2%)
RiverSource Income Opportunities Fund                   529,456             4,034,455
-------------------------------------------------------------------------------------


INFLATION PROTECTED SECURITIES (6.8%)
RiverSource Inflation Protected Securities
 Fund                                                 2,599,953            23,451,577
-------------------------------------------------------------------------------------


INVESTMENT GRADE (46.7%)
RiverSource Diversified Bond Fund                    18,126,053            78,485,808
RiverSource Limited Duration Bond Fund                5,934,808(c)         52,226,308
RiverSource Short Duration U.S. Government
 Fund                                                 6,666,100            30,597,400
                                                                      ---------------
Total                                                                     161,309,516
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $231,243,849)                                                     $210,563,319
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (5.0%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                          1,731,411           $17,279,478
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $16,897,950)                                                       $17,279,478
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (4.2%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                     14,308,452           $14,308,452
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $14,308,452)                                                       $14,308,452
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $420,301,178)(d)                                                  $344,492,552
=====================================================================================






See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
3 RIVERSOURCE PORTFOLIO BUILDER SERIES -- PORTFOLIO OF INVESTMENTS AT OCT. 31, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource Portfolio Builder Moderate Conservative Fund

NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated July 31, 2008.

(b)  Non-income producing.

(c) The fund does not invest in underlying funds for the purpose of exercising management or control. At Oct. 31, 2008, the fund held the following positions, which exceed 5% of the underlying fund's shares outstanding:

UNDERLYING FUND                                                         PERCENT OF SHARES HELD
----------------------------------------------------------------------------------------------
RiverSource Limited Duration Bond Fund                                           31.05%


(d) At Oct. 31, 2008, the cost of securities for federal income tax purposes was approximately $420,301,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                         $382,000
Unrealized depreciation                                                      (76,190,000)

----------------------------------------------------------------------------------------
Net unrealized depreciation                                                 $(75,808,000)
----------------------------------------------------------------------------------------






FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of Oct. 31, 2008:

                                                                   FAIR VALUE AT OCT. 31, 2008
                                                 ---------------------------------------------------------------
                                                      LEVEL 1          LEVEL 2
                                                   QUOTED PRICES        OTHER          LEVEL 3
                                                     IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                    MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                      IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
----------------------------------------------------------------------------------------------------------------
Investments in affiliated funds                    $344,492,552          $--             $--        $344,492,552



HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
4 RIVERSOURCE PORTFOLIO BUILDER SERIES -- PORTFOLIO OF INVESTMENTS AT OCT. 31, 2008

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

RiverSource Portfolio Builder Moderate Fund
OCT. 31, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN AFFILIATED FUNDS




EQUITY FUNDS (45.1%)
                                                       SHARES                VALUE(a)
DIVIDEND INCOME (1.6%)
RiverSource Dividend Opportunity Fund                 2,208,949           $13,452,500
-------------------------------------------------------------------------------------


INTERNATIONAL (10.3%)
RiverSource Disciplined International Equity
 Fund                                                 1,990,890            12,084,702
RiverSource Partners International Select
 Growth Fund                                          7,494,203(c)         35,522,524
RiverSource Partners International Select
 Value Fund                                           4,248,346(b)         21,751,532
RiverSource Partners International Small Cap
 Fund                                                   852,819(c)          3,300,409
Threadneedle International Opportunity Fund           2,496,542            16,477,174
                                                                      ---------------
Total                                                                      89,136,341
-------------------------------------------------------------------------------------


REAL ESTATE (1.9%)
RiverSource Real Estate Fund                          2,064,436(c)         16,804,505
-------------------------------------------------------------------------------------


U.S. LARGE CAP (24.3%)
RiverSource Disciplined Equity Fund                   8,448,132            39,030,372
RiverSource Disciplined Large Cap Growth Fund         5,357,824(c)         34,611,544
RiverSource Diversified Equity Income Fund            5,370,512            40,278,840
RiverSource Growth Fund                               2,865,389            58,339,328
RiverSource Large Cap Equity Fund                     2,181,703             7,439,609
RiverSource Large Cap Value Fund                        683,974(c)          2,181,877
RiverSource Partners Fundamental Value Fund           7,069,137            29,266,229
                                                                      ---------------
Total                                                                     211,147,799
-------------------------------------------------------------------------------------


U.S. MID CAP (5.2%)
RiverSource Mid Cap Growth Fund                       2,243,211            14,087,365
RiverSource Mid Cap Value Fund                          600,128             3,390,726
RiverSource Partners Aggressive Growth Fund           3,628,227(b,c)       23,402,061
RiverSource Partners Select Value Fund                1,169,131             3,939,972
                                                                      ---------------
Total                                                                      44,820,124
-------------------------------------------------------------------------------------


U.S. SMALL CAP (1.5%)
RiverSource Partners Small Cap Growth Fund            3,629,721(c)         10,308,406
RiverSource Partners Small Cap Value Fund               867,071             2,974,052
                                                                      ---------------
Total                                                                      13,282,458
-------------------------------------------------------------------------------------


U.S. SMALL-MID CAP (0.3%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                            398,658             2,324,178
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $608,784,460)                                                     $390,967,905
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (48.0%)
                                                       SHARES                VALUE(a)
FLOATING RATE (0.7%)
RiverSource Floating Rate Fund                          833,643            $5,977,219
-------------------------------------------------------------------------------------


GLOBAL BOND (7.9%)
RiverSource Global Bond Fund                         11,176,810(c)         68,625,614
-------------------------------------------------------------------------------------


HIGH YIELD (2.3%)
RiverSource Income Opportunities Fund                 2,614,351(c)         19,921,356
-------------------------------------------------------------------------------------


INFLATION PROTECTED SECURITIES (8.8%)
RiverSource Inflation Protected Securities
 Fund                                                 8,451,861(c)         76,235,788
-------------------------------------------------------------------------------------


INVESTMENT GRADE (28.3%)
RiverSource Diversified Bond Fund                    56,586,244(c)        245,018,435
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $460,700,663)                                                     $415,778,412
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (5.0%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                          4,343,692(c)        $43,350,047
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $42,393,562)                                                       $43,350,047
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (1.9%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                     16,590,363           $16,590,363
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $16,590,363)                                                       $16,590,363
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $1,128,469,048)(d)                                                $866,686,727
=====================================================================================






See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
5 RIVERSOURCE PORTFOLIO BUILDER SERIES -- PORTFOLIO OF INVESTMENTS AT OCT. 31, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource Portfolio Builder Moderate Fund

NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated July 31, 2008.

(b)  Non-income producing.

(c) The fund does not invest in underlying funds for the purpose of exercising management or control. At Oct. 31, 2008, the fund held the following positions, which exceed 5% of the underlying fund's shares outstanding:

UNDERLYING FUND                                                         PERCENT OF SHARES HELD
----------------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Growth Fund                                    17.71%
RiverSource Real Estate Fund                                                     11.23
RiverSource Income Opportunities Fund                                            11.13
RiverSource Global Bond Fund                                                     10.80
RiverSource Inflation Protected Securities Fund                                   9.78
RiverSource Partners International Select Growth Fund                             9.26
RiverSource Partners Small Cap Growth Fund                                        8.58
RiverSource Diversified Bond Fund                                                 7.39
RiverSource Partners International Small Cap Fund                                 6.74
RiverSource Absolute Return Currency and Income Fund                              6.24
RiverSource Partners Aggressive Growth Fund                                       6.11
RiverSource Large Cap Value Fund                                                  5.58


(d) At Oct. 31, 2008, the cost of securities for federal income tax purposes was approximately $1,128,469,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                         $956,000
Unrealized depreciation                                                     (262,738,000)

----------------------------------------------------------------------------------------
Net unrealized depreciation                                                $(261,782,000)
----------------------------------------------------------------------------------------


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of Oct. 31, 2008:

                                                                   FAIR VALUE AT OCT. 31, 2008
                                                 ---------------------------------------------------------------
                                                      LEVEL 1          LEVEL 2
                                                   QUOTED PRICES        OTHER          LEVEL 3
                                                     IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                    MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                      IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
----------------------------------------------------------------------------------------------------------------
Investments in affiliated funds                    $866,686,727          $--             $--        $866,686,727



HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
6 RIVERSOURCE PORTFOLIO BUILDER SERIES -- PORTFOLIO OF INVESTMENTS AT OCT. 31, 2008

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

RiverSource Portfolio Builder Moderate Aggressive Fund
OCT. 31, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN AFFILIATED FUNDS




EQUITY FUNDS (60.6%)
                                                       SHARES                VALUE(a)
DIVIDEND INCOME (2.1%)
RiverSource Dividend Opportunity Fund                 3,002,507           $18,285,265
-------------------------------------------------------------------------------------


INTERNATIONAL (14.2%)
RiverSource Disciplined International Equity
 Fund                                                 2,751,901            16,704,038
RiverSource Partners International Select
 Growth Fund                                         10,370,899(c)         49,158,059
RiverSource Partners International Select
 Value Fund                                           5,852,827(b)         29,966,476
RiverSource Partners International Small Cap
 Fund                                                 1,173,057(c)          4,539,732
Threadneedle International Opportunity Fund           3,465,017(c)         22,869,109
                                                                      ---------------
Total                                                                     123,237,414
-------------------------------------------------------------------------------------


REAL ESTATE (2.0%)
RiverSource Real Estate Fund                          2,133,561(c)         17,367,190
-------------------------------------------------------------------------------------


U.S. LARGE CAP (32.8%)
RiverSource Disciplined Equity Fund                  11,458,362            52,937,634
RiverSource Disciplined Large Cap Growth Fund         7,094,585(c)         45,831,017
RiverSource Diversified Equity Income Fund            7,288,205            54,661,539
RiverSource Growth Fund                               3,919,857(c)         79,808,297
RiverSource Large Cap Equity Fund                     2,938,529            10,020,383
RiverSource Large Cap Value Fund                        945,829(c)          3,017,196
RiverSource Partners Fundamental Value Fund           9,570,403(c)         39,621,470
                                                                      ---------------
Total                                                                     285,897,536
-------------------------------------------------------------------------------------


U.S. MID CAP (7.0%)
RiverSource Mid Cap Growth Fund                       3,033,855            19,052,609
RiverSource Mid Cap Value Fund                          796,626             4,500,935
RiverSource Partners Aggressive Growth Fund           4,919,276(b,c)       31,729,333
RiverSource Partners Select Value Fund                1,583,963             5,337,956
                                                                      ---------------
Total                                                                      60,620,833
-------------------------------------------------------------------------------------


U.S. SMALL CAP (2.1%)
RiverSource Partners Small Cap Growth Fund            4,896,266(c)         13,905,394
RiverSource Partners Small Cap Value Fund             1,164,963             3,995,822
                                                                      ---------------
Total                                                                      17,901,216
-------------------------------------------------------------------------------------


U.S. SMALL-MID CAP (0.4%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                            540,196             3,149,344
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $830,177,513)                                                     $526,458,798
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (32.5%)
                                                       SHARES                VALUE(a)
FLOATING RATE (0.3%)
RiverSource Floating Rate Fund                          394,358            $2,827,545
-------------------------------------------------------------------------------------


GLOBAL BOND (7.0%)
RiverSource Global Bond Fund                          9,910,380(c)         60,849,731
-------------------------------------------------------------------------------------


HIGH YIELD (1.9%)
RiverSource Income Opportunities Fund                 2,194,835(c)         16,724,641
-------------------------------------------------------------------------------------


INFLATION PROTECTED SECURITIES (8.2%)
RiverSource Inflation Protected Securities
 Fund                                                 7,869,452(c)         70,982,456
-------------------------------------------------------------------------------------


INVESTMENT GRADE (15.1%)
RiverSource Diversified Bond Fund                    28,820,159           124,791,287
RiverSource Short Duration U.S. Government
 Fund                                                 1,427,771             6,553,469
                                                                      ---------------
Total                                                                     131,344,756
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $313,395,146)                                                     $282,729,129
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (5.0%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                          4,333,592(c)        $43,249,251
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $42,283,449)                                                       $43,249,251
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (1.9%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                     16,610,129           $16,610,129
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $16,610,129)                                                       $16,610,129
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $1,202,466,237)(d)                                                $869,047,307
=====================================================================================






See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
7 RIVERSOURCE PORTFOLIO BUILDER SERIES -- PORTFOLIO OF INVESTMENTS AT OCT. 31, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource Portfolio Builder Moderate Aggressive Fund

NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated July 31, 2008.

(b)  Non-income producing.

(c) The fund does not invest in underlying funds for the purpose of exercising management or control. At Oct. 31, 2008, the fund held the following positions, which exceed 5% of the underlying fund's shares outstanding:

UNDERLYING FUND                                                          PERCENT OF SHARES HELD
-----------------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Growth Fund                                     23.45%
RiverSource Partners International Select Growth Fund                             12.81
RiverSource Real Estate Fund                                                      11.61
RiverSource Partners Small Cap Growth Fund                                        11.58
RiverSource Global Bond Fund                                                       9.58
RiverSource Income Opportunities Fund                                              9.35
RiverSource Partners International Small Cap Fund                                  9.27
RiverSource Inflation Protected Securities Fund                                    9.11
RiverSource Partners Aggressive Growth Fund                                        8.29
RiverSource Large Cap Value Fund                                                   7.72
Threadneedle International Opportunity Fund                                        6.46
RiverSource Absolute Return Currency and Income Fund                               6.22
RiverSource Partners Fundamental Value Fund                                        6.21
RiverSource Growth Fund                                                            5.32


(d) At Oct. 31, 2008, the cost of securities for federal income tax purposes was approximately $1,202,466,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                         $966,000
Unrealized depreciation                                                     (334,385,000)
----------------------------------------------------------------------------------------
Net unrealized depreciation                                                $(333,419,000)
----------------------------------------------------------------------------------------


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of Oct. 31, 2008:

                                                                     FAIR VALUE AT OCT. 31, 2008
                                                      ---------------------------------------------------------
                                                           LEVEL 1        LEVEL 2
                                                        QUOTED PRICES      OTHER        LEVEL 3
                                                          IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                                                         MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION                                           IDENTICAL ASSETS     INPUTS       INPUTS         TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in affiliated funds                         $869,047,307        $--           $--      $869,047,307



HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.



--------------------------------------------------------------------------------
8 RIVERSOURCE PORTFOLIO BUILDER SERIES -- PORTFOLIO OF INVESTMENTS AT OCT. 31, 2008

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

RiverSource Portfolio Builder Aggressive Fund
OCT. 31, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN AFFILIATED FUNDS




EQUITY FUNDS (76.3%)
                                                       SHARES                VALUE(a)
DIVIDEND INCOME (2.7%)
RiverSource Dividend Opportunity Fund                1,736,832            $10,577,307
-------------------------------------------------------------------------------------


INTERNATIONAL (18.3%)
RiverSource Disciplined International Equity
 Fund                                                1,627,449              9,878,612
RiverSource Partners International Select
 Growth Fund                                         6,067,051(c)          28,757,823
RiverSource Partners International Select
 Value Fund                                          3,486,297(b)          17,849,839
RiverSource Partners International Small Cap
 Fund                                                  700,763(c)           2,711,954
Threadneedle International Opportunity Fund          2,077,418             13,710,960
                                                                      ---------------
Total                                                                      72,909,188
-------------------------------------------------------------------------------------


REAL ESTATE (1.5%)
RiverSource Real Estate Fund                           725,170              5,902,885
-------------------------------------------------------------------------------------


U.S. LARGE CAP (41.8%)
RiverSource Disciplined Equity Fund                  6,666,320             30,798,400
RiverSource Disciplined Large Cap Growth Fund        4,310,383(c)          27,845,073
RiverSource Diversified Equity Income Fund           4,236,651             31,774,883
RiverSource Growth Fund                              2,230,205             45,406,967
RiverSource Large Cap Equity Fund                    1,714,242              5,845,565
RiverSource Large Cap Value Fund                       542,780              1,731,470
RiverSource Partners Fundamental Value Fund          5,562,097             23,027,080
                                                                      ---------------
Total                                                                     166,429,438
-------------------------------------------------------------------------------------


U.S. MID CAP (8.9%)
RiverSource Mid Cap Growth Fund                      1,762,725             11,069,912
RiverSource Mid Cap Value Fund                         465,175              2,628,241
RiverSource Partners Aggressive Growth Fund          2,860,588(b)          18,450,791
RiverSource Partners Select Value Fund                 920,697              3,102,748
                                                                      ---------------
Total                                                                      35,251,692
-------------------------------------------------------------------------------------


U.S. SMALL CAP (2.6%)
RiverSource Partners Small Cap Growth Fund           2,853,279(c)           8,103,311
RiverSource Partners Small Cap Value Fund              674,167              2,312,394
                                                                      ---------------
Total                                                                      10,415,705
-------------------------------------------------------------------------------------


U.S. SMALL-MID CAP (0.5%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                           313,107              1,825,411
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $479,224,444)                                                     $303,311,626
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (16.8%)
                                                       SHARES                VALUE(a)
FLOATING RATE (1.0%)
RiverSource Floating Rate Fund                         565,529             $4,054,845
-------------------------------------------------------------------------------------


GLOBAL BOND (2.1%)
RiverSource Global Bond Fund                         1,352,174              8,302,346
-------------------------------------------------------------------------------------


HIGH YIELD (1.7%)
RiverSource Income Opportunities Fund                  893,312              6,807,037
-------------------------------------------------------------------------------------


INFLATION PROTECTED SECURITIES (3.6%)
RiverSource Inflation Protected Securities
 Fund                                                1,598,409             14,417,647
-------------------------------------------------------------------------------------


INVESTMENT GRADE (8.4%)
RiverSource Diversified Bond Fund                    6,155,518             26,653,392
RiverSource Short Duration U.S. Government
 Fund                                                1,394,292              6,399,803
                                                                      ---------------
Total                                                                      33,053,195
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $75,802,897)                                                       $66,635,070
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (4.9%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                         1,970,022            $19,660,818
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $19,223,970)                                                       $19,660,818
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (2.0%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                     8,108,501             $8,108,501
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $8,108,501)                                                         $8,108,501
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $582,359,812)(d)                                                  $397,716,015
=====================================================================================






See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
9 RIVERSOURCE PORTFOLIO BUILDER SERIES -- PORTFOLIO OF INVESTMENTS AT OCT. 31, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource Portfolio Builder Aggressive Fund

NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated July 31, 2008.

(b)  Non-income producing.

(c) The fund does not invest in underlying funds for the purpose of exercising management or control. At Oct. 31, 2008, the fund held the following positions, which exceed 5% of the underlying fund's shares outstanding:

UNDERLYING FUND                                                          PERCENT OF SHARES HELD
-----------------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Growth Fund                                     14.24%
RiverSource Partners International Select Growth Fund                              7.49
RiverSource Partners Small Cap Growth Fund                                         6.74
RiverSource Partners International Small Cap Fund                                  5.53


(d) At Oct. 31, 2008, the cost of securities for federal income tax purposes was approximately $582,360,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                         $437,000
Unrealized depreciation                                                     (185,081,000)
----------------------------------------------------------------------------------------
Net unrealized depreciation                                                $(184,644,000)
----------------------------------------------------------------------------------------


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of Oct. 31, 2008: Fair value at Oct. 31, 2008:

                                                           LEVEL 1        LEVEL 2
                                                        QUOTED PRICES      OTHER        LEVEL 3
                                                          IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                                                         MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION                                           IDENTICAL ASSETS     INPUTS       INPUTS         TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in affiliated funds                         $397,716,015        $--           $--      $397,716,015



HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
10 RIVERSOURCE PORTFOLIO BUILDER SERIES -- PORTFOLIO OF INVESTMENTS AT OCT. 31, 2008

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

RiverSource Portfolio Builder Total Equity Fund
OCT. 31, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN AFFILIATED FUNDS




EQUITY FUNDS (95.1%)
                                                       SHARES                VALUE(a)
DIVIDEND INCOME (3.3%)
RiverSource Dividend Opportunity Fund                1,851,090            $11,273,139
-------------------------------------------------------------------------------------


INTERNATIONAL (22.8%)
RiverSource Disciplined International Equity
 Fund                                                1,737,466             10,546,417
RiverSource Partners International Select
 Growth Fund                                         6,407,869(c)          30,373,300
RiverSource Partners International Select
 Value Fund                                          3,717,171(b)          19,031,915
RiverSource Partners International Small Cap
 Fund                                                  678,577(c)           2,626,094
Threadneedle International Opportunity Fund          2,147,829             14,175,672
                                                                      ---------------
Total                                                                      76,753,398
-------------------------------------------------------------------------------------


REAL ESTATE (1.5%)
RiverSource Real Estate Fund                           625,835              5,094,300
-------------------------------------------------------------------------------------


U.S. LARGE CAP (52.5%)
RiverSource Disciplined Equity Fund                  7,088,637             32,749,503
RiverSource Disciplined Large Cap Growth Fund        4,928,305(c)          31,836,850
RiverSource Diversified Equity Income Fund           4,507,282             33,804,611
RiverSource Growth Fund                              2,269,805             46,213,238
RiverSource Large Cap Equity Fund                    1,817,166              6,196,534
RiverSource Large Cap Value Fund                       578,347              1,844,927
RiverSource Partners Fundamental Value Fund          5,923,305             24,522,484
                                                                      ---------------
Total                                                                     177,168,147
-------------------------------------------------------------------------------------


U.S. MID CAP (11.1%)
RiverSource Mid Cap Growth Fund                      1,876,225             11,782,692
RiverSource Mid Cap Value Fund                         496,950              2,807,767
RiverSource Partners Aggressive Growth Fund          3,042,282(b,c)        19,622,720
RiverSource Partners Select Value Fund                 979,119              3,299,631
                                                                      ---------------
Total                                                                      37,512,810
-------------------------------------------------------------------------------------


U.S. SMALL CAP (3.3%)
RiverSource Partners Small Cap Growth Fund           3,030,012(c)           8,605,234
RiverSource Partners Small Cap Value Fund              717,559              2,461,227
                                                                      ---------------
Total                                                                      11,066,461
-------------------------------------------------------------------------------------


U.S. SMALL-MID CAP (0.6%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                           336,405              1,961,239
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $508,414,773)                                                     $320,829,494
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (4.9%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                         1,660,038            $16,567,183
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $16,201,249)                                                       $16,567,183
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (--%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                            30                    $30
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $30)                                                                       $30
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $524,616,052)(d)                                                  $337,396,707
=====================================================================================



NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated July 31, 2008.

(b)  Non-income producing.

(c) The fund does not invest in underlying funds for the purpose of exercising management or control. At Oct. 31, 2008, the fund held the following positions, which exceed 5% of the underlying fund's shares outstanding:

UNDERLYING FUND                                                         PERCENT OF SHARES HELD
----------------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Growth Fund                                    16.29%
RiverSource Partners International Select Growth Fund                             7.92
RiverSource Partners Small Cap Growth Fund                                        7.16
RiverSource Partners International Small Cap Fund                                 5.36
RiverSource Partners Aggressive Growth Fund                                       5.12


(d) At Oct. 31, 2008, the cost of securities for federal income tax purposes was approximately $524,616,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                         $366,000
Unrealized depreciation                                                     (187,585,000)

----------------------------------------------------------------------------------------
Net unrealized depreciation                                                $(187,219,000)
----------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
11 RIVERSOURCE PORTFOLIO BUILDER SERIES -- PORTFOLIO OF INVESTMENTS AT OCT. 31, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource Portfolio Builder Total Equity Fund

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of Oct. 31, 2008:

                                                                   FAIR VALUE AT OCT. 31, 2008
                                                 ---------------------------------------------------------------
                                                      LEVEL 1          LEVEL 2
                                                   QUOTED PRICES        OTHER          LEVEL 3
                                                     IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                    MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                      IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
----------------------------------------------------------------------------------------------------------------
Investments in affiliated funds                    $337,396,707          $--             $--        $337,396,707



HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
12 RIVERSOURCE PORTFOLIO BUILDER SERIES -- PORTFOLIO OF INVESTMENTS AT OCT. 31, 2008

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                         RIVERSOURCE S&P 500 INDEX FUND

                                AT OCT. 31, 2008



OCT. 31, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES





COMMON STOCKS (97.5%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (2.7%)
Boeing                                                  11,024               $576,224
General Dynamics                                         5,920                357,094
Goodrich                                                 1,859                 67,965
Honeywell Intl                                          11,085                337,538
L-3 Communications Holdings                              1,805                146,512
Lockheed Martin                                          4,963                422,103
Northrop Grumman                                         5,026                235,669
Precision Castparts                                      2,075                134,481
Raytheon                                                 6,207                317,240
Rockwell Collins                                         2,371                 88,272
United Technologies                                     14,362                789,337
                                                                      ---------------
Total                                                                       3,472,435
-------------------------------------------------------------------------------------


AIR FREIGHT & LOGISTICS (1.0%)
CH Robinson Worldwide                                    2,535                131,262
Expeditors Intl of Washington                            3,175                103,664
FedEx                                                    4,634                302,925
United Parcel Service Cl B                              15,012                792,333
                                                                      ---------------
Total                                                                       1,330,184
-------------------------------------------------------------------------------------


AIRLINES (0.1%)
Southwest Airlines                                      10,934                128,803
-------------------------------------------------------------------------------------


AUTO COMPONENTS (0.1%)
Goodyear Tire & Rubber                                   3,592(b)              32,041
Johnson Controls                                         8,846                156,839
                                                                      ---------------
Total                                                                         188,880
-------------------------------------------------------------------------------------


AUTOMOBILES (0.2%)
Ford Motor                                              33,677(b)              73,753
General Motors                                           8,429                 48,720
Harley-Davidson                                          3,503                 85,753
                                                                      ---------------
Total                                                                         208,226
-------------------------------------------------------------------------------------


BEVERAGES (2.8%)
Anheuser-Busch Companies                                10,711                664,403
Brown-Forman Cl B                                        1,463                 66,398
Coca-Cola                                               29,604              1,304,352
Coca-Cola Enterprises                                    4,721                 47,446
Constellation Brands Cl A                                2,885(b)              36,178
Dr Pepper Snapple Group                                  3,775(b)              86,448
Molson Coors Brewing Cl B                                2,244                 83,836
Pepsi Bottling Group                                     2,034                 47,026
PepsiCo                                                 23,314              1,329,131
                                                                      ---------------
Total                                                                       3,665,218
-------------------------------------------------------------------------------------


BIOTECHNOLOGY (1.9%)
Amgen                                                   15,760(b)             943,867
Biogen Idec                                              4,324(b)             183,986
Celgene                                                  6,770(b)             435,040
Genzyme                                                  3,997(b)             291,301
Gilead Sciences                                         13,680(b)             627,228
                                                                      ---------------
Total                                                                       2,481,422
-------------------------------------------------------------------------------------


BUILDING PRODUCTS (--%)
Masco                                                    5,364                 54,445
-------------------------------------------------------------------------------------


CAPITAL MARKETS (2.5%)
American Capital                                         3,085                 43,344
Ameriprise Financial                                     3,235                 69,876
Bank of New York Mellon                                 17,063                556,254
Charles Schwab                                          13,892                265,615
E*TRADE Financial                                        8,000(b)              14,560
Federated Investors Cl B                                 1,310                 31,702
Franklin Resources                                       2,265                154,020
Goldman Sachs Group                                      6,471                598,568
Invesco                                                  5,755                 85,807
Janus Capital Group                                      2,384                 27,988
Legg Mason                                               2,110                 46,821
Merrill Lynch & Co                                      22,805                423,945
Morgan Stanley                                          16,511                288,447
Northern Trust                                           3,290                185,260
State Street                                             6,433                278,871
T Rowe Price Group                                       3,856                152,466
                                                                      ---------------
Total                                                                       3,223,544
-------------------------------------------------------------------------------------


CHEMICALS (2.0%)
Air Products & Chemicals                                 3,159                183,633
Ashland                                                    845                 19,089
CF Inds Holdings                                           840                 53,920
Dow Chemical                                            13,773                367,326
Eastman Chemical                                         1,137                 45,923
Ecolab                                                   2,616                 97,472
EI du Pont de Nemours & Co                              13,438                430,016
Hercules                                                 1,674                 28,140
Intl Flavors & Fragrances                                1,173                 37,395
Monsanto                                                 8,186                728,390
PPG Inds                                                 2,449                121,421
Praxair                                                  4,688                305,423
Rohm & Haas                                              1,848                130,007
Sigma-Aldrich                                            1,880                 82,457
                                                                      ---------------
Total                                                                       2,630,612
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (3.3%)
BB&T                                                     8,187                293,504
Comerica                                                 2,245                 61,940
Fifth Third Bancorp                                      8,600                 93,310
First Horizon Natl                                       3,004                 35,773
Huntington Bancshares                                    5,457                 51,569
KeyCorp                                                  7,366                 90,086
M&T Bank                                                 1,145                 92,860
Marshall & Ilsley                                        3,861                 69,614
Natl City                                               11,332                 30,596
PNC Financial Services Group                             5,163                344,217
Regions Financial                                       10,348                114,759
SunTrust Banks                                           5,270                211,538
US Bancorp                                              25,944                773,391
Wachovia                                                32,149                206,075
Wells Fargo & Co                                        49,282              1,678,052
Zions Bancorporation                                     1,710                 65,168
                                                                      ---------------
Total                                                                       4,212,452
-------------------------------------------------------------------------------------


COMMERCIAL SERVICES & SUPPLIES (0.4%)
Allied Waste Inds                                        5,045(b)              52,569
Avery Dennison                                           1,589                 55,647
Cintas                                                   1,973                 46,760
Pitney Bowes                                             3,098                 76,768
RR Donnelley & Sons                                      3,127                 51,814
Waste Management                                         7,302                228,042
                                                                      ---------------
Total                                                                         511,600
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (2.5%)
Ciena                                                    1,350(b)              12,974
Cisco Systems                                           87,970(b)           1,563,226
Corning                                                 23,500                254,505
Harris                                                   2,000                 71,900
JDS Uniphase                                             3,192(b)              17,428
Juniper Networks                                         8,090(b)             151,607
Motorola                                                33,738                181,173
QUALCOMM                                                24,438                934,998
Tellabs                                                  5,921(b)              25,105
                                                                      ---------------
Total                                                                       3,212,916
-------------------------------------------------------------------------------------


COMPUTERS & PERIPHERALS (4.3%)
Apple                                                   13,194(b)           1,419,541
Dell                                                    25,952(b)             315,317
EMC                                                     30,840(b)             363,295


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1  RIVERSOURCE S&P 500 INDEX FUND -- PORTFOLIO OF INVESTMENTS AT OCT. 31, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
COMPUTERS & PERIPHERALS (CONT.)
Hewlett-Packard                                         36,471             $1,396,110
IBM                                                     20,176              1,875,762
Lexmark Intl Cl A                                        1,307(b)              33,760
NetApp                                                   4,871(b)              65,905
QLogic                                                   1,956(b)              23,511
SanDisk                                                  3,355(b)              29,826
Sun Microsystems                                        11,211(b)              51,571
Teradata                                                 2,658(b)              40,907
                                                                      ---------------
Total                                                                       5,615,505
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (0.1%)
Fluor                                                    2,668                106,533
Jacobs Engineering Group                                 1,825(b)              66,485
                                                                      ---------------
Total                                                                         173,018
-------------------------------------------------------------------------------------


CONSTRUCTION MATERIALS (0.1%)
Vulcan Materials                                         1,638                 88,911
-------------------------------------------------------------------------------------


CONSUMER FINANCE (0.7%)
American Express                                        17,267                474,842
Capital One Financial                                    5,591                218,720
Discover Financial Services                              7,140                 87,465
SLM                                                      6,958(b)              74,242
                                                                      ---------------
Total                                                                         855,269
-------------------------------------------------------------------------------------


CONTAINERS & PACKAGING (0.1%)
Ball                                                     1,444                 49,385
Bemis                                                    1,482                 36,813
Pactiv                                                   1,947(b)              45,871
Sealed Air                                               2,350                 39,762
                                                                      ---------------
Total                                                                         171,831
-------------------------------------------------------------------------------------


DISTRIBUTORS (0.1%)
Genuine Parts                                            2,414                 94,991
-------------------------------------------------------------------------------------


DIVERSIFIED CONSUMER SERVICES (0.2%)
Apollo Group Cl A                                        1,578(b)             109,687
H&R Block                                                4,888                 96,391
                                                                      ---------------
Total                                                                         206,078
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (4.6%)
Bank of America                                         74,563              1,802,187
CIT Group                                                4,250                 17,595
Citigroup                                               81,099              1,107,001
CME Group                                                  995                280,739
IntercontinentalExchange                                 1,125(b)              96,255
JPMorgan Chase & Co                                     54,860              2,262,974
Leucadia Natl                                            2,640                 70,858
Moody's                                                  2,940                 75,264
NASDAQ OMX Group                                         2,025(b)              65,732
NYSE Euronext                                            3,965                119,664
                                                                      ---------------
Total                                                                       5,898,269
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (3.0%)
AT&T                                                    87,760              2,349,336
CenturyTel                                               1,521                 38,192
Embarq                                                   2,123                 63,690
Frontier Communications                                  4,705                 35,805
Qwest Communications Intl                               22,105                 63,220
Verizon Communications                                  42,409              1,258,275
Windstream                                               6,543                 49,138
                                                                      ---------------
Total                                                                       3,857,656
-------------------------------------------------------------------------------------


ELECTRIC UTILITIES (2.2%)
Allegheny Energy                                         2,515                 75,827
American Electric Power                                  5,993                195,552
Duke Energy                                             18,834(e)             308,501
Edison Intl                                              4,854                172,754
Entergy                                                  2,854                222,755
Exelon                                                   9,794                531,226
FirstEnergy                                              4,541                236,859
FPL Group                                                6,086                287,503
Pepco Holdings                                           3,000                 61,950
Pinnacle West Capital                                    1,499                 47,443
PPL                                                      5,574                182,939
Progress Energy                                          3,906                153,779
Southern                                                11,471                393,913
                                                                      ---------------
Total                                                                       2,871,001
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (0.4%)
Cooper Inds Cl A                                         2,596                 80,346
Emerson Electric                                        11,556                378,228
Rockwell Automation                                      2,171                 60,072
                                                                      ---------------
Total                                                                         518,646
-------------------------------------------------------------------------------------


ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.3%)
Agilent Technologies                                     5,320(b)             118,051
Amphenol Cl A                                            2,635                 75,493
Jabil Circuit                                            3,130                 26,323
Molex                                                    2,120                 30,549
Tyco Electronics                                         7,038(c)             136,819
                                                                      ---------------
Total                                                                         387,235
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (2.0%)
Baker Hughes                                             4,592                160,490
BJ Services                                              4,376                 56,232
Cameron Intl                                             3,240(b)              78,602
ENSCO Intl                                               2,130                 80,961
Halliburton                                             13,058                258,418
Nabors Inds                                              4,174(b,c)            60,022
Natl Oilwell Varco                                       6,220(b)             185,916
Noble                                                    4,008                129,098
Rowan Companies                                          1,684                 30,548
Schlumberger                                            17,862                922,572
Smith Intl                                               3,215                110,853
Transocean                                               4,754(b)             391,397
Weatherford Intl                                        10,140(b)             171,163
                                                                      ---------------
Total                                                                       2,636,272
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (3.1%)
Costco Wholesale                                         6,474                369,083
CVS Caremark                                            21,376                655,174
Kroger                                                   9,757                267,927
Safeway                                                  6,485                137,936
SUPERVALU                                                3,159                 44,984
SYSCO                                                    8,969                234,988
Walgreen                                                14,742(e)             375,331
Wal-Mart Stores                                         33,393              1,863,664
Whole Foods Market                                       2,085                 22,351
                                                                      ---------------
Total                                                                       3,971,438
-------------------------------------------------------------------------------------


FOOD PRODUCTS (1.7%)
Archer-Daniels-Midland                                   9,598                198,967
Campbell Soup                                            3,156                119,770
ConAgra Foods                                            6,748                117,550
Dean Foods                                               2,265(b)              49,513
General Mills                                            5,008                339,242
Hershey                                                  2,472                 92,057
HJ Heinz                                                 4,652                203,851
Kellogg                                                  3,731                188,117
Kraft Foods Cl A                                        22,609                658,826
McCormick & Co                                           1,920                 64,627
Sara Lee                                                10,520                117,614
Tyson Foods Cl A                                         4,465                 39,024
                                                                      ---------------
Total                                                                       2,189,158
-------------------------------------------------------------------------------------


GAS UTILITIES (0.1%)
Nicor                                                      671                 31,007
Questar                                                  2,580                 88,907
                                                                      ---------------
Total                                                                         119,914
-------------------------------------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (2.3%)
Baxter Intl                                              9,346                565,340
Becton Dickinson & Co                                    3,630                251,922
Boston Scientific                                       22,345(b)             201,775
Covidien                                                 7,478                331,201
CR Bard                                                  1,484                130,963
Hospira                                                  2,376(b)              66,100
Intuitive Surgical                                         580(b)             100,218
Medtronic                                               16,798                677,463
St. Jude Medical                                         5,086(b)             193,421
Stryker                                                  3,688                197,160
Varian Medical Systems                                   1,860(b)              84,649
Zimmer Holdings                                          3,354(b)             155,726
                                                                      ---------------
Total                                                                       2,955,938
-------------------------------------------------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (1.8%)
Aetna                                                    7,028                174,786
AmerisourceBergen                                        2,362                 73,860
Cardinal Health                                          5,345                204,179
CIGNA                                                    4,097                 66,781
Coventry Health Care                                     2,210(b)              29,150
DaVita                                                   1,555(b)              88,246
Express Scripts                                          3,670(b)             222,439
Humana                                                   2,515(b)              74,419
Laboratory Corp of America Holdings                      1,658(b)             101,950
McKesson                                                 4,111                151,244
Medco Health Solutions                                   7,530(b)             285,764
Patterson Companies                                      1,355(b)              34,322
Quest Diagnostics                                        2,350                109,980
Tenet Healthcare                                         6,181(b)              27,073
UnitedHealth Group                                      18,136                430,368
WellPoint                                                7,612(b)             295,878
                                                                      ---------------
Total                                                                       2,370,439
-------------------------------------------------------------------------------------


HEALTH CARE TECHNOLOGY (--%)
IMS Health                                               2,711                 38,876
-------------------------------------------------------------------------------------




See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
2  RIVERSOURCE S&P 500 INDEX FUND -- PORTFOLIO OF INVESTMENTS AT OCT. 31, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


HOTELS, RESTAURANTS & LEISURE (1.4%)
Carnival Unit                                            6,510               $165,354
Darden Restaurants                                       2,094                 46,424
Intl Game Technology                                     4,606                 64,484
Marriott Intl Cl A                                       4,398                 91,786
McDonald's                                              16,746                970,096
Starbucks                                               10,878(b)             142,828
Starwood Hotels & Resorts Worldwide                      2,782                 62,706
Wyndham Worldwide                                        2,646                 21,671
Yum! Brands                                              6,982                202,548
                                                                      ---------------
Total                                                                       1,767,897
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (0.4%)
Black & Decker                                             892                 45,153
Centex                                                   1,836                 22,491
DR Horton                                                4,100                 30,258
Fortune Brands                                           2,237                 85,319
Harman Intl Inds                                           875                 16,074
KB Home                                                  1,116                 18,626
Leggett & Platt                                          2,389                 41,473
Lennar Cl A                                              2,110                 16,331
Newell Rubbermaid                                        4,130                 56,788
Pulte Homes                                              3,178(e)              35,403
Snap-On                                                    851                 31,444
Stanley Works                                            1,173                 38,404
Whirlpool                                                1,104                 51,502
                                                                      ---------------
Total                                                                         489,266
-------------------------------------------------------------------------------------


HOUSEHOLD PRODUCTS (3.0%)
Clorox                                                   2,061                125,329
Colgate-Palmolive                                        7,528                472,457
Kimberly-Clark                                           6,185                379,079
Procter & Gamble                                        45,193              2,916,757
                                                                      ---------------
Total                                                                       3,893,622
-------------------------------------------------------------------------------------


INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
AES                                                     10,023(b)              79,884
Constellation Energy Group                               2,651                 64,181
Dynegy Cl A                                              7,532(b)              27,416
                                                                      ---------------
Total                                                                         171,481
-------------------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES (3.1%)
3M                                                      10,406                669,106
General Electric                                       156,050              3,044,536
Textron                                                  3,706                 65,596
Tyco Intl                                                7,068(c)             178,679
                                                                      ---------------
Total                                                                       3,957,917
-------------------------------------------------------------------------------------


INSURANCE (2.4%)
AFLAC                                                    7,096                314,210
Allstate                                                 8,068                212,915
American Intl Group                                     40,048                 76,492
Aon                                                      4,133                174,826
Assurant                                                 1,770                 45,100
Chubb                                                    5,368                278,170
Cincinnati Financial                                     2,414                 62,740
Genworth Financial Cl A                                  6,450                 31,218
Hartford Financial Services Group                        4,482                 46,254
Lincoln Natl                                             3,824                 65,926
Loews                                                    5,397                179,234
Marsh & McLennan Companies                               7,636                223,888
MBIA                                                     2,913                 28,635
MetLife                                                 11,335                376,548
Principal Financial Group                                3,855                 73,206
Progressive                                             10,060                143,556
Prudential Financial                                     6,362                190,860
Torchmark                                                1,296                 54,134
Travelers Companies                                      8,801                374,482
Unum Group                                               5,142                 80,987
XL Capital Cl A                                          4,645(c)              45,057
                                                                      ---------------
Total                                                                       3,078,438
-------------------------------------------------------------------------------------


INTERNET & CATALOG RETAIL (0.2%)
Amazon.com                                               4,755(b)             272,176
Expedia                                                  3,120(b)              29,671
                                                                      ---------------
Total                                                                         301,847
-------------------------------------------------------------------------------------


INTERNET SOFTWARE & SERVICES (1.5%)
Akamai Technologies                                      2,515(b)              36,166
eBay                                                    16,272(b)             248,473
Google Cl A                                              3,560(b)           1,279,322
VeriSign                                                 2,880(b)              61,056
Yahoo!                                                  20,634(b)             264,528
                                                                      ---------------
Total                                                                       1,889,545
-------------------------------------------------------------------------------------


IT SERVICES (0.9%)
Affiliated Computer Services Cl A                        1,445(b)              59,245
Automatic Data Processing                                7,576                264,780
Cognizant Technology Solutions Cl A                      4,340(b)              83,328
Computer Sciences                                        2,250(b)              67,860
Convergys                                                1,817(b)              13,973
Fidelity Natl Information Services                       2,830                 42,705
Fiserv                                                   2,447(b)              81,632
MasterCard Cl A                                          1,080                159,646
Paychex                                                  4,777                136,336
Total System Services                                    2,943                 40,437
Unisys                                                   5,358(b)               8,144
Western Union                                           10,863                165,769
                                                                      ---------------
Total                                                                       1,123,855
-------------------------------------------------------------------------------------


LEISURE EQUIPMENT & PRODUCTS (0.1%)
Eastman Kodak                                            4,292                 39,401
Hasbro                                                   1,873                 54,448
Mattel                                                   5,374                 80,717
                                                                      ---------------
Total                                                                         174,566
-------------------------------------------------------------------------------------


LIFE SCIENCES TOOLS & SERVICES (0.4%)
Applied Biosystems                                       2,524(d)              77,815
Millipore                                                  826(b)              42,861
PerkinElmer                                              1,784                 32,005
Thermo Fisher Scientific                                 6,238(b)             253,263
Waters                                                   1,474(b)              64,561
                                                                      ---------------
Total                                                                         470,505
-------------------------------------------------------------------------------------


MACHINERY (1.5%)
Caterpillar                                              9,066                346,048
Cummins                                                  3,020                 78,067
Danaher                                                  3,798                224,994
Deere & Co                                               6,358                245,163
Dover                                                    2,799                 88,924
Eaton                                                    2,480                110,608
Flowserve                                                  855                 48,667
Illinois Tool Works                                      5,956                198,871
Ingersoll-Rand Cl A                                      4,748(c)              87,601
ITT                                                      2,704                120,328
Manitowoc                                                1,940                 19,090
PACCAR                                                   5,407                158,101
Pall                                                     1,781                 47,036
Parker Hannifin                                          2,497                 96,809
Terex                                                    1,450(b)              24,201
                                                                      ---------------
Total                                                                       1,894,508
-------------------------------------------------------------------------------------


MEDIA (2.5%)
CBS Cl B                                                10,121                 98,275
Comcast Cl A                                            43,460                684,930
DIRECTV Group                                            8,590(b)             188,035
Gannett                                                  3,401                 37,411
Interpublic Group of Companies                           7,091(b)              36,802
McGraw-Hill Companies                                    4,734                127,061
Meredith                                                   539                 10,440
New York Times Cl A                                      1,734                 17,340
News Corp Cl A                                          34,190                363,782
Omnicom Group                                            4,746                140,197
Scripps Networks Interactive Cl A                        1,335                 37,914
Time Warner                                             53,356                538,362
Viacom Cl B                                              9,251(b)             187,055
Walt Disney                                             27,943                723,723
Washington Post Cl B                                        90                 38,412
                                                                      ---------------
Total                                                                       3,229,739
-------------------------------------------------------------------------------------


METALS & MINING (0.6%)
AK Steel Holding                                         1,675                 23,316
Alcoa                                                   12,118                139,478
Allegheny Technologies                                   1,494                 39,651
Freeport-McMoRan Copper & Gold                           5,722                166,510
Newmont Mining                                           6,805                179,244
Nucor                                                    4,714                190,964
Titanium Metals                                          1,265                 11,777
United States Steel                                      1,751                 64,577
                                                                      ---------------
Total                                                                         815,517
-------------------------------------------------------------------------------------


MULTILINE RETAIL (0.7%)
Big Lots                                                 1,224(b)              29,902
Family Dollar Stores                                     2,076                 55,865
JC Penney                                                3,307                 79,103
Kohl's                                                   4,539(b)             159,455
Macy's                                                   6,262                 76,960
Nordstrom                                                2,374                 42,946
Sears Holdings                                             845(b)              48,790
Target                                                  11,241                450,990
                                                                      ---------------
Total                                                                         944,011
-------------------------------------------------------------------------------------




See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
3  RIVERSOURCE S&P 500 INDEX FUND -- PORTFOLIO OF INVESTMENTS AT OCT. 31, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


MULTI-UTILITIES (1.3%)
Ameren                                                   3,132               $101,633
CenterPoint Energy                                       5,091                 58,648
CMS Energy                                               3,354                 34,379
Consolidated Edison                                      4,070                176,312
Dominion Resources                                       8,638                313,388
DTE Energy                                               2,428                 85,708
Integrys Energy Group                                    1,138                 54,248
NiSource                                                 4,081                 52,890
PG&E                                                     5,341                195,854
Public Service Enterprise Group                          7,570                213,096
Sempra Energy                                            3,666                156,135
TECO Energy                                              3,165                 36,524
Wisconsin Energy                                         1,740                 75,690
Xcel Energy                                              6,640                115,669
                                                                      ---------------
Total                                                                       1,670,174
-------------------------------------------------------------------------------------


OFFICE ELECTRONICS (0.1%)
Xerox                                                   12,992                104,196
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (10.8%)
Anadarko Petroleum                                       6,980                246,394
Apache                                                   4,980                410,003
Cabot Oil & Gas                                          1,540                 43,228
Chesapeake Energy                                        7,765                170,597
Chevron                                                 30,596              2,282,461
ConocoPhillips                                          22,636              1,177,524
CONSOL Energy                                            2,730                 85,695
Devon Energy                                             6,578                531,897
El Paso                                                 10,445                101,317
EOG Resources                                            3,706                299,890
Exxon Mobil                                             77,354(e)           5,733,477
Hess                                                     4,213                253,665
Kinder Morgan Management LLC                                 1(b)                  29
Marathon Oil                                            10,506                305,725
Massey Energy                                            1,260                 29,093
Murphy Oil                                               2,835                143,564
Noble Energy                                             2,575                133,437
Occidental Petroleum                                    12,164                675,589
Peabody Energy                                           4,050                139,766
Pioneer Natural Resources                                1,785                 49,677
Range Resources                                          2,310                 97,528
Southwestern Energy                                      5,115(b)             182,196
Spectra Energy                                           9,157                177,005
Sunoco                                                   1,736                 52,948
Tesoro                                                   2,055                 19,872
Valero Energy                                            7,790                160,318
Williams Companies                                       8,584                180,006
XTO Energy                                               8,180                294,071
                                                                      ---------------
Total                                                                      13,976,972
-------------------------------------------------------------------------------------


PAPER & FOREST PRODUCTS (0.2%)
Intl Paper                                               6,371                109,709
MeadWestvaco                                             2,543                 35,678
Weyerhaeuser                                             3,147                120,278
                                                                      ---------------
Total                                                                         265,665
-------------------------------------------------------------------------------------


PERSONAL PRODUCTS (0.2%)
Avon Products                                            6,344                157,522
Estee Lauder Companies Cl A                              1,705                 61,448
                                                                      ---------------
Total                                                                         218,970
-------------------------------------------------------------------------------------


PHARMACEUTICALS (7.1%)
Abbott Laboratories                                     22,955              1,265,968
Allergan                                                 4,578                181,609
Barr Pharmaceuticals                                     1,620(b)             104,101
Bristol-Myers Squibb                                    29,481                605,835
Eli Lilly & Co                                          14,902                503,986
Forest Laboratories                                      4,540(b)             105,464
Johnson & Johnson                                       41,619              2,552,908
King Pharmaceuticals                                     3,669(b)              32,251
Merck & Co                                              31,907                987,522
Mylan                                                    4,535(b)              38,865
Pfizer                                                 100,386              1,777,836
Schering-Plough                                         24,211(e)             350,817
Watson Pharmaceuticals                                   1,558(b)              40,773
Wyeth                                                   19,853                638,870
                                                                      ---------------
Total                                                                       9,186,805
-------------------------------------------------------------------------------------


PROFESSIONAL SERVICES (0.1%)
Equifax                                                  1,907                 49,735
Monster Worldwide                                        1,850(b)              26,344
Robert Half Intl                                         2,322                 43,816
                                                                      ---------------
Total                                                                         119,895
-------------------------------------------------------------------------------------


REAL ESTATE INVESTMENT TRUSTS (REITS) (1.0%)
Apartment Investment & Management Cl A                   1,279                 18,712
AvalonBay Communities                                    1,145                 81,318
Boston Properties                                        1,780                126,166
Developers Diversified Realty                            1,795                 23,640
Equity Residential                                       4,030                140,768
General Growth Properties                                3,390                 14,035
HCP                                                      3,745                112,088
Host Hotels & Resorts                                    7,740                 80,032
Kimco Realty                                             3,380                 76,320
Plum Creek Timber                                        2,546                 94,915
ProLogis                                                 3,905                 54,670
Public Storage                                           1,865                151,998
Simon Property Group                                     3,356                224,952
Vornado Realty Trust                                     2,040                143,922
                                                                      ---------------
Total                                                                       1,343,536
-------------------------------------------------------------------------------------


REAL ESTATE MANAGEMENT & DEVELOPMENT (--%)
CB Richard Ellis Group Cl A                              2,565(b)              17,981
-------------------------------------------------------------------------------------


ROAD & RAIL (1.2%)
Burlington Northern Santa Fe                             4,206                374,586
CSX                                                      6,066                277,338
Norfolk Southern                                         5,588                334,945
Ryder System                                               838                 33,202
Union Pacific                                            7,584                506,383
                                                                      ---------------
Total                                                                       1,526,454
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.2%)
Advanced Micro Devices                                   9,040(b)              31,640
Altera                                                   4,482                 77,763
Analog Devices                                           4,330                 92,489
Applied Materials                                       19,977                257,903
Broadcom Cl A                                            6,571(b)             112,233
Intel                                                   83,720              1,339,519
KLA-Tencor                                               2,576                 59,892
Linear Technology                                        3,297                 74,776
LSI                                                      9,588(b)              36,914
MEMC Electronic Materials                                3,360(b)              61,757
Microchip Technology                                     2,745                 67,609
Micron Technology                                       11,329(b)              53,360
Natl Semiconductor                                       2,900                 38,193
Novellus Systems                                         1,475(b)              23,305
NVIDIA                                                   8,292(b)              72,638
Teradyne                                                 2,512(b)              12,811
Texas Instruments                                       19,524                381,889
Xilinx                                                   4,114                 75,780
                                                                      ---------------
Total                                                                       2,870,471
-------------------------------------------------------------------------------------


SOFTWARE (3.6%)
Adobe Systems                                            7,898(b)             210,403
Autodesk                                                 3,348(b)              71,346
BMC Software                                             2,833(b)              73,148
CA                                                       5,863                104,361
Citrix Systems                                           2,719(b)              70,069
Compuware                                                3,795(b)              24,212
Electronic Arts                                          4,752(b)             108,251
Intuit                                                   4,778(b)             119,737
Microsoft                                              116,934(e)           2,611,135
Novell                                                   5,142(b)              23,962
Oracle                                                  58,351(b)           1,067,239
Salesforce.com                                           1,545(b)              47,833
Symantec                                                12,498(b)             157,225
                                                                      ---------------
Total                                                                       4,688,921
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (1.7%)
Abercrombie & Fitch Cl A                                 1,300                 37,648
AutoNation                                               1,605(b)              11,026
AutoZone                                                   619(b)              78,793
Bed Bath & Beyond                                        3,879(b)              99,962
Best Buy                                                 5,034(e)             134,962
GameStop Cl A                                            2,430(b)              66,558
Gap                                                      6,996                 90,528
Home Depot                                              25,291                596,614
Limited Brands                                           4,247                 50,879
Lowe's Companies                                        21,830                473,711
Office Depot                                             4,095(b)              14,742
RadioShack                                               1,950                 24,687
Sherwin-Williams                                         1,465                 83,373
Staples                                                 10,591                205,783
Tiffany & Co                                             1,844                 50,618
TJX Companies                                            6,250                167,250
                                                                      ---------------
Total                                                                       2,187,134
-------------------------------------------------------------------------------------




See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
4  RIVERSOURCE S&P 500 INDEX FUND -- PORTFOLIO OF INVESTMENTS AT OCT. 31, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


TEXTILES, APPAREL & LUXURY GOODS (0.4%)
Coach                                                    5,020(b)            $103,412
Jones Apparel Group                                      1,240                 13,776
Liz Claiborne                                            1,408                 11,475
Nike Cl B                                                5,838                336,444
Polo Ralph Lauren                                          845                 39,859
VF                                                       1,302                 71,740
                                                                      ---------------
Total                                                                         576,706
-------------------------------------------------------------------------------------


THRIFTS & MORTGAGE FINANCE (0.1%)
Hudson City Bancorp                                      7,740                145,589
Sovereign Bancorp                                        8,090                 23,461
                                                                      ---------------
Total                                                                         169,050
-------------------------------------------------------------------------------------


TOBACCO (1.8%)
Altria Group                                            30,679                588,730
Lorillard                                                2,590                170,577
Philip Morris Intl                                      30,699              1,334,485
Reynolds American                                        2,536                124,163
UST                                                      2,196                148,428
                                                                      ---------------
Total                                                                       2,366,383
-------------------------------------------------------------------------------------


TRADING COMPANIES & DISTRIBUTORS (0.1%)
Fastenal                                                 1,925                 77,501
WW Grainger                                                967                 75,977
                                                                      ---------------
Total                                                                         153,478
-------------------------------------------------------------------------------------


WIRELESS TELECOMMUNICATION SERVICES (0.2%)
American Tower Cl A                                      5,865(b)             189,498
Sprint Nextel                                           42,506                133,044
TeleCorp PCS Escrow Cl A                                   520(b,f,g)              --
                                                                      ---------------
Total                                                                         322,542
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $147,116,717)                                                     $126,309,229
-------------------------------------------------------------------------------------



MONEY MARKET FUND (2.5%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 1.60%              3,201,626(h)          $3,201,626
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $3,201,626)                                                         $3,201,626
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $150,318,343)(i)                                                  $129,510,855
=====================================================================================




INVESTMENTS IN DERIVATIVES

FUTURES CONTRACTS OUTSTANDING AT OCT. 31, 2008


                                                   NUMBER OF                                           UNREALIZED
                                                   CONTRACTS         NOTIONAL        EXPIRATION       APPRECIATION
CONTRACT DESCRIPTION                             LONG (SHORT)      MARKET VALUE         DATE         (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------
E-mini S&P 500 Index                                  63            $3,046,995        Dec. 2008          $48,592


NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated July 31, 2008.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Oct. 31, 2008, the value of foreign securities represented 0.4% of net assets.

(d) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(e) At Oct. 31, 2008, investments in securities included securities valued at $628,887 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(f) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Directors. Information concerning such security holdings at Oct. 31, 2008, is as follows:

                                     ACQUISITION
SECURITY                                DATES         COST
----------------------------------------------------------
TeleCorp PCS Escrow Cl A               02-06-07        $--


(g)  Negligible market value.

(h) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Oct. 31, 2008.

(i) At Oct. 31, 2008, the cost of securities for federal income tax purposes was approximately $150,318,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                      $16,091,000
Unrealized depreciation                                                      (36,898,000)

----------------------------------------------------------------------------------------
Net unrealized depreciation                                                 $(20,807,000)
----------------------------------------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



--------------------------------------------------------------------------------
5  RIVERSOURCE S&P 500 INDEX FUND -- PORTFOLIO OF INVESTMENTS AT OCT. 31, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of Oct. 31, 2008:

                                                                   FAIR VALUE AT OCT. 31, 2008
                                                 ---------------------------------------------------------------
                                                      LEVEL 1          LEVEL 2
                                                   QUOTED PRICES        OTHER          LEVEL 3
                                                     IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                    MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                      IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
----------------------------------------------------------------------------------------------------------------
Investments in securities                          $129,510,855          $--             $--        $129,510,855
Other financial instruments*                             48,592           --              --              48,592

----------------------------------------------------------------------------------------------------------------
Total                                              $129,559,447          $--             $--        $129,559,447
----------------------------------------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.




HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
6  RIVERSOURCE S&P 500 INDEX FUND -- PORTFOLIO OF INVESTMENTS AT OCT. 31, 2008

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                      RIVERSOURCE SMALL COMPANY INDEX FUND

                                AT OCT. 31, 2008

OCT. 31, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES





COMMON STOCKS (99.2%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (2.8%)
AAR                                                     49,595(b)            $793,024
Applied Signal Technology                               16,330                292,634
Ceradyne                                                33,630(b)             790,305
Cubic                                                   19,850                441,663
Curtiss-Wright                                          57,490              2,121,380
Esterline Technologies                                  37,940(b)           1,367,737
GenCorp                                                 62,243(b)             304,991
Moog Cl A                                               54,645(b)           1,919,132
Orbital Sciences                                        75,070(b)           1,538,184
Teledyne Technologies                                   45,694(b)           2,082,276
Triumph Group                                           20,981                920,227
                                                                      ---------------
Total                                                                      12,571,553
-------------------------------------------------------------------------------------


AIR FREIGHT & LOGISTICS (0.5%)
Forward Air                                             37,003                968,369
Hub Group Cl A                                          48,220(b)           1,516,519
                                                                      ---------------
Total                                                                       2,484,888
-------------------------------------------------------------------------------------


AIRLINES (0.2%)
SkyWest                                                 73,008              1,125,053
-------------------------------------------------------------------------------------


AUTO COMPONENTS (0.3%)
ATC Technology                                          26,910(b)             590,136
Drew Inds                                               25,055(b)             303,166
Spartan Motors                                          41,865                192,160
Standard Motor Products                                 15,315                 64,476
Superior Inds Intl                                      29,690                424,567
                                                                      ---------------
Total                                                                       1,574,505
-------------------------------------------------------------------------------------


AUTOMOBILES (0.1%)
Monaco Coach                                            38,174                 71,004
Winnebago Inds                                          37,216                221,063
                                                                      ---------------
Total                                                                         292,067
-------------------------------------------------------------------------------------


BEVERAGES (0.1%)
Boston Beer Cl A                                        12,775(b)             482,767
-------------------------------------------------------------------------------------


BIOTECHNOLOGY (1.1%)
ArQule                                                  36,079(b)              99,578
Cubist Pharmaceuticals                                  72,430(b)           1,838,998
Martek Biosciences                                      42,405              1,264,941
Regeneron Pharmaceuticals                               80,164(b)           1,547,165
Savient Pharmaceuticals                                 60,507(b)             288,013
                                                                      ---------------
Total                                                                       5,038,695
-------------------------------------------------------------------------------------


BUILDING PRODUCTS (1.2%)
Apogee Enterprises                                      36,864                363,479
Gibraltar Inds                                          34,505                457,191
Griffon                                                 31,723(b)             267,742
Lennox Intl                                             60,012              1,789,558
NCI Building Systems                                    25,255(b)             469,996
Quanex Building Products                                48,214                441,640
Simpson Mfg                                             47,906              1,103,754
Universal Forest Products                               21,394                505,968
                                                                      ---------------
Total                                                                       5,399,328
-------------------------------------------------------------------------------------


CAPITAL MARKETS (1.6%)
Greenhill & Co                                          22,405              1,478,057
Investment Technology Group                             55,800(b)           1,138,878
LaBranche & Co                                          69,055(b)             430,213
optionsXpress Holdings                                  54,575                969,252
Piper Jaffray Companies                                 20,195(b)             796,693
Stifel Financial                                        30,460(b)           1,329,579
SWS Group                                               35,129                651,994
TradeStation Group                                      41,190(b)             322,518
                                                                      ---------------
Total                                                                       7,117,184
-------------------------------------------------------------------------------------


CHEMICALS (1.7%)
Arch Chemicals                                          31,847                903,499
Balchem                                                 23,270                594,781
Calgon Carbon                                           63,785(b)             849,616
Georgia Gulf                                            38,398                 88,315
HB Fuller                                               62,000              1,095,541
Material Sciences                                       15,157(b)              74,724
NewMarket                                               16,065                605,490
OM Group                                                39,010(b)             832,473
Penford                                                 14,403                185,367
PolyOne                                                119,452(b)             567,397
Quaker Chemical                                         13,583                259,843
Schulman A                                              33,865                606,522
Stepan                                                   9,110                326,411
Zep                                                     26,796                564,056
                                                                      ---------------
Total                                                                       7,554,035
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (7.6%)
Boston Private Financial Holdings                       73,324                648,184
Cascade Bancorp                                         35,945                342,915
Central Pacific Financial                               36,775                573,690
Columbia Banking System                                 23,240                369,981
Community Bank System                                   41,105              1,025,570
East West Bancorp                                       81,256              1,409,792
First BanCorp                                           97,116(c)             992,526
First Commonwealth Financial                            93,425              1,033,281
First Financial Bancorp                                 40,785                548,558
First Financial Bankshares                              26,625              1,442,809
First Midwest Bancorp                                   62,202              1,381,506
Frontier Financial                                      60,190                400,865
Glacier Bancorp                                         69,125              1,394,251
Hancock Holding                                         30,155              1,331,645
Hanmi Financial                                         47,600                190,400
Home BancShares                                         16,980                442,159
Independent Bank                                        24,452                 89,739
Irwin Financial                                         24,315                 53,493
Nara Bancorp                                            28,525                313,775
Natl Penn Bancshares                                   101,980              1,727,541
Old Natl Bancorp                                        84,740              1,604,976
PrivateBancorp                                          35,000              1,260,350
Prosperity Bancshares                                   52,480              1,742,860
Provident Bankshares                                    42,467                453,123
Signature Bank                                          44,140(b)           1,438,081
South Financial Group                                   93,239                541,719
Sterling Bancorp                                        23,035                361,189
Sterling Bancshares                                     93,682                745,709
Sterling Financial                                      66,656                565,909
Susquehanna Bancshares                                 110,165              1,706,456
UCBH Holdings                                          141,418                746,687
UMB Financial                                           37,730              1,710,301
Umpqua Holdings                                         76,940              1,309,519
United Bankshares                                       48,202              1,537,644
United Community Banks                                  51,648                677,622
Whitney Holding                                         81,904              1,556,176
Wilshire Bancorp                                        24,830                273,875
Wintrust Financial                                      30,260                774,656
                                                                      ---------------
Total                                                                      34,719,532
-------------------------------------------------------------------------------------


COMMERCIAL SERVICES & SUPPLIES (2.6%)
ABM Inds                                                56,574                923,853
Bowne & Co                                              34,525                268,950
Consolidated Graphics                                   14,272(b)             185,679
G&K Services Cl A                                       24,201                546,701
Healthcare Services Group                               54,978                910,436
Interface Cl A                                          72,220                509,151
Mobile Mini                                             44,614(b)             749,515
Standard Register                                       16,199                131,698
Sykes Enterprises                                       42,760(b)             682,450
Tetra Tech                                              76,103(b)           1,673,505
United Stationers                                       29,956(b)           1,120,055
Viad                                                    26,845                586,563


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1 RIVERSOURCE SMALL COMPANY INDEX FUND -- PORTFOLIO OF INVESTMENTS AT OCT. 31, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
COMMERCIAL SERVICES & SUPPLIES (CONT.)
Waste Connections                                       99,098(b)          $3,354,466
                                                                      ---------------
Total                                                                      11,643,022
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (1.9%)
ARRIS Group                                            157,165(b)           1,086,010
Bel Fuse Cl B                                           15,100                327,670
Black Box                                               22,423                681,883
Blue Coat Systems                                       49,880(b)             673,380
Comtech Telecommunications                              31,050(b)           1,503,440
Digi Intl                                               32,830(b)             336,179
EMS Technologies                                        20,030(b)             418,627
Harmonic                                               121,341(b)             862,735
NETGEAR                                                 45,350(b)             501,118
Network Equipment Technologies                          36,977(b)             100,947
PC-Tel                                                  24,565                144,197
Symmetricom                                             57,534(b)             256,026
Tekelec                                                 84,175(b)           1,068,181
Tollgrade Communications                                16,998(b)              74,791
ViaSat                                                  34,612(b)             630,631
                                                                      ---------------
Total                                                                       8,665,815
-------------------------------------------------------------------------------------


COMPUTERS & PERIPHERALS (0.7%)
Adaptec                                                154,192(b)             494,956
Avid Technology                                         38,905(b)             576,961
Hutchinson Technology                                   29,367(b)             200,870
Intevac                                                 27,900(b)             217,062
Novatel Wireless                                        40,565(b)             211,344
Stratasys                                               26,890(b)             324,831
Synaptics                                               43,130(b)           1,332,286
                                                                      ---------------
Total                                                                       3,358,310
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (0.4%)
EMCOR Group                                             83,666(b)           1,486,745
Insituform Technologies Cl A                            35,775(b)             480,458
                                                                      ---------------
Total                                                                       1,967,203
-------------------------------------------------------------------------------------


CONSTRUCTION MATERIALS (0.4%)
Headwaters                                              53,760(b)             569,856
Texas Inds                                              35,257              1,115,179
                                                                      ---------------
Total                                                                       1,685,035
-------------------------------------------------------------------------------------


CONSUMER FINANCE (0.5%)
Cash America Intl                                       37,213              1,316,224
First Cash Financial Services                           32,935(b)             506,211
Rewards Network                                         34,550(b)             131,290
World Acceptance                                        20,955(b)             387,248
                                                                      ---------------
Total                                                                       2,340,973
-------------------------------------------------------------------------------------


CONTAINERS & PACKAGING (0.4%)
Myers Inds                                              36,077                381,334
Rock-Tenn Cl A                                          48,870              1,486,137
                                                                      ---------------
Total                                                                       1,867,471
-------------------------------------------------------------------------------------


DISTRIBUTORS (0.5%)
Audiovox Cl A                                           23,697(b)             139,575
LKQ                                                    173,590(b)           1,985,870
                                                                      ---------------
Total                                                                       2,125,445
-------------------------------------------------------------------------------------


DIVERSIFIED CONSUMER SERVICES (0.7%)
Coinstar                                                36,145(b)             867,119
CPI                                                      5,802                 42,355
Hillenbrand                                             79,930              1,518,669
Pre-Paid Legal Services                                  9,840(b)             388,483
Universal Technical Institute                           27,625(b)             455,813
                                                                      ---------------
Total                                                                       3,272,439
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (0.3%)
Financial Federal                                       32,666                756,218
Portfolio Recovery Associates                           19,670(b)             705,760
                                                                      ---------------
Total                                                                       1,461,978
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (0.2%)
FairPoint Communications                               113,970                453,600
General Communication Cl A                              56,542(b)             434,243
                                                                      ---------------
Total                                                                         887,843
-------------------------------------------------------------------------------------


ELECTRIC UTILITIES (1.5%)
Allete                                                  33,315              1,166,025
Central Vermont Public Service                          13,247                263,748
Cleco                                                   76,810              1,767,398
El Paso Electric                                        57,389(b)           1,062,844
UIL Holdings                                            32,328              1,066,824
Unisource Energy                                        45,435              1,253,097
                                                                      ---------------
Total                                                                       6,579,936
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (2.6%)
Acuity Brands                                           52,053              1,819,773
AO Smith                                                28,889                911,448
Baldor Electric                                         59,164              1,038,920
Belden                                                  55,193              1,150,222
Brady Cl A                                              68,944              2,137,264
C&D Technologies                                        32,938(b)             115,283
II-VI                                                   31,400(b)             882,026
Magnetek                                                39,206(b)              84,293
Regal-Beloit                                            41,241              1,342,807
Vicor                                                   25,078                175,295
Woodward Governor                                       69,826              2,241,414
                                                                      ---------------
Total                                                                      11,898,745
-------------------------------------------------------------------------------------


ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (3.3%)
Agilysys                                                29,132                117,111
Anixter Intl                                            38,236(b)           1,285,112
Benchmark Electronics                                   85,153(b)           1,020,984
Brightpoint                                             65,836(b)             379,215
Checkpoint Systems                                      49,450(b)             623,565
Cognex                                                  53,717                860,546
CTS                                                     43,156                301,660
Daktronics                                              43,490                433,160
Electro Scientific Inds                                 34,599(b)             289,594
FARO Technologies                                       21,370(b)             324,183
Gerber Scientific                                       30,540(b)             145,981
Insight Enterprises                                     58,328(b)             567,531
Itron                                                   43,925(b)           2,129,485
Keithley Instruments                                    17,525                 74,481
Littelfuse                                              27,775(b)             518,282
LoJack                                                  22,215(b)              97,080
Mercury Computer Systems                                29,119(b)             209,074
Methode Electronics                                     48,751                370,020
MTS Systems                                             21,715                705,303
Newport                                                 46,215(b)             332,286
Park Electrochemical                                    26,190                566,228
Plexus                                                  50,250(b)             937,665
RadiSys                                                 28,951(b)             184,418
Rogers                                                  23,002(b)             692,360
ScanSource                                              33,740(b)             669,402
SYNNEX                                                  23,780(b)             366,925
Technitrol                                              52,486                302,844
TTM Technologies                                        54,795(b)             392,332
                                                                      ---------------
Total                                                                      14,896,827
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (2.7%)
Atwood Oceanics                                         71,318(b)           1,959,819
BASiC Energy Services                                   29,630(b)             405,338
Bristow Group                                           37,239(b)             922,410
CARBO Ceramics                                          26,133              1,130,775
Dril-Quip                                               39,094(b)             965,622
Gulf Island Fabrication                                 18,275                360,200
Hornbeck Offshore Services                              29,460(b)             701,148
ION Geophysical                                        109,976(b)             721,443
Lufkin Inds                                             19,060                997,219
Matrix Service                                          33,370(b)             408,783
NATCO Group Cl A                                        25,850(b)             546,469
Pioneer Drilling                                        63,745(b)             493,386
SEACOR Holdings                                         26,693(b)           1,792,969
Superior Well Services                                  21,135(b)             354,011
TETRA Technologies                                      95,764(b)             666,517
                                                                      ---------------
Total                                                                      12,426,109
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (1.2%)
Andersons                                               23,170                617,017
Casey's General Stores                                  65,003              1,963,091
Great Atlantic & Pacific Tea                            38,663(b)             319,743
Nash Finch                                              16,370                645,469
Spartan Stores                                          28,275                763,142
United Natural Foods                                    54,892(b)           1,226,287
                                                                      ---------------
Total                                                                       5,534,749
-------------------------------------------------------------------------------------


FOOD PRODUCTS (2.1%)
Cal-Maine Foods                                         16,085                472,738
Darling Intl                                           104,795(b)             790,154
Flowers Foods                                          102,484              3,038,650
Green Mountain Coffee Roasters                          22,325(b)             647,202
Hain Celestial Group                                    51,422(b)           1,195,047
J&J Snack Foods                                         18,182                570,188
Lance                                                   40,293                833,662
Sanderson Farms                                         22,330                697,143
TreeHouse Foods                                         40,260(b)           1,218,268
                                                                      ---------------
Total                                                                       9,463,052
-------------------------------------------------------------------------------------




See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
2 RIVERSOURCE SMALL COMPANY INDEX FUND -- PORTFOLIO OF INVESTMENTS AT OCT. 31, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


GAS UTILITIES (3.1%)
Atmos Energy                                           116,025             $2,815,926
Laclede Group                                           28,130              1,471,762
New Jersey Resources                                    53,811              2,003,922
Northwest Natural Gas                                   33,849              1,722,237
Piedmont Natural Gas                                    93,818              3,088,488
South Jersey Inds                                       38,060              1,296,704
Southwest Gas                                           55,738              1,455,877
                                                                      ---------------
Total                                                                      13,854,916
-------------------------------------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (4.7%)
Abaxis                                                  27,885(b)             428,592
American Medical Systems Holdings                       93,550(b)           1,012,211
Analogic                                                17,159                757,741
ArthroCare                                              34,086(b)             708,307
BIOLASE Technology                                      31,040(b)              54,010
Conmed                                                  36,806(b)             964,317
Cooper Companies                                        57,605                949,330
CryoLife                                                35,851(b)             480,403
Cyberonics                                              29,750(b)             379,015
Datascope                                               17,031                854,445
Greatbatch                                              29,270(b)             636,623
Haemonetics                                             32,512(b)           1,920,159
ICU Medical                                             16,095(b)             515,523
Immucor                                                 89,872(b)           2,386,101
Integra LifeSciences Holdings                           24,950(b)             936,623
Invacare                                                41,040                746,518
Kensey Nash                                             14,890(b)             378,057
Mentor                                                  43,245                730,841
Meridian Bioscience                                     51,492              1,265,673
Merit Medical Systems                                   35,690(b)             653,127
Natus Medical                                           35,555(b)             543,992
Osteotech                                               22,800(b)              72,732
Palomar Medical Technologies                            23,105(b)             264,321
SurModics                                               19,441(b)             515,187
Symmetry Medical                                        45,840(b)             592,253
Theragenics                                             42,562(b)              82,996
West Pharmaceutical Services                            41,630              1,661,870
ZOLL Medical                                            26,930(b)             648,474
                                                                      ---------------
Total                                                                      21,139,441
-------------------------------------------------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (5.7%)
Air Methods                                             13,770(b)             231,061
Amedisys                                                34,314(b)           1,935,653
AMERIGROUP                                              67,910(b)           1,697,750
AMN Healthcare Services                                 43,200(b)             388,368
AmSurg                                                  40,510(b)           1,010,319
Catalyst Health Solutions                               48,695(b)             821,485
Centene                                                 55,350(b)           1,042,794
Chemed                                                  29,330              1,284,361
CorVel                                                  10,390(b)             278,660
Cross Country Healthcare                                39,265(b)             444,480
Gentiva Health Services                                 36,645(b)             994,912
HealthSpring                                            63,665(b)           1,051,746
Healthways                                              43,000(b)             434,300
HMS Holdings                                            32,075(b)             794,498
inVentiv Health                                         42,520(b)             402,664
Landauer                                                11,915                644,125
LCA-Vision                                              23,727                 81,146
LHC Group                                               18,970(b)             669,262
Magellan Health Services                                52,020(b)           1,921,619
MedCath                                                 25,070(b)             386,579
Molina Healthcare                                       18,290(b)             407,318
MWI Veterinary Supply                                   15,410(b)             533,648
Odyssey HealthCare                                      42,007(b)             402,847
Owens & Minor                                           52,933              2,290,411
Pediatrix Medical Group                                 58,382(b)           2,256,464
PharMerica                                              38,955(b)             799,746
PSS World Medical                                       79,635(b)           1,444,579
RehabCare Group                                         23,101(b)             395,720
ResCare                                                 32,745(b)             504,600
Sunrise Senior Living                                   58,066(b)             175,359
                                                                      ---------------
Total                                                                      25,726,474
-------------------------------------------------------------------------------------


HEALTH CARE TECHNOLOGY (0.5%)
Eclipsys                                                69,615(b)           1,033,782
Omnicell                                                39,770(b)             436,675
Phase Forward                                           54,800(b)             781,996
                                                                      ---------------
Total                                                                       2,252,453
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (3.0%)
Buffalo Wild Wings                                      22,820(b)             645,350
California Pizza Kitchen                                31,405(b)             306,827
CBRL Group                                              28,360                564,931
CEC Entertainment                                       28,984(b)             744,309
CKE Restaurants                                         67,135                569,976
DineEquity                                              19,725                355,642
Interval Leisure Group                                  49,960(b)             362,710
Jack in the Box                                         72,602(b)           1,459,300
Landry's Restaurants                                    15,919                199,783
Marcus                                                  27,007                378,908
Monarch Casino & Resort                                 14,650(b)             130,532
Multimedia Games                                        29,610(b)              89,422
O'Charley's                                             27,255                204,413
Panera Bread Cl A                                       38,988(b)           1,759,138
Papa John's Intl                                        27,700(b)             624,912
Peet's Coffee & Tea                                     15,280(b)             343,189
PF Chang's China Bistro                                 30,440(b)             622,802
Pinnacle Entertainment                                  76,773(b)             429,929
Red Robin Gourmet Burgers                               21,625(b)             328,484
Ruby Tuesday                                            67,580(b)             162,868
Ruth's Hospitality Group                                25,945(b)              59,414
Shuffle Master                                          71,113(b)             274,496
SONIC                                                   77,233(b)             826,393
Steak n Shake                                           36,608(b)             188,531
Texas Roadhouse Cl A                                    67,320(b)             472,586
WMS Inds                                                64,200(b)           1,605,000
                                                                      ---------------
Total                                                                      13,709,845
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (0.8%)
Bassett Furniture Inds                                  14,899                 65,705
Champion Enterprises                                    99,594(b)             186,241
Ethan Allen Interiors                                   36,757                657,582
La-Z-Boy                                                66,425                383,937
Libbey                                                  18,863                 69,039
M/I Homes                                               17,950                244,300
Meritage Homes                                          39,290(b)             539,451
Natl Presto Inds                                         6,139                406,709
Russ Berrie & Co                                        21,546(b)              58,174
Skyline                                                  8,698                188,051
Standard Pacific                                       147,394(b)             420,072
Universal Electronics                                   17,815(b)             376,431
                                                                      ---------------
Total                                                                       3,595,692
-------------------------------------------------------------------------------------


HOUSEHOLD PRODUCTS (0.2%)
Central Garden & Pet Cl A                               91,060(b)             289,571
Spectrum Brands                                         51,355(b)              35,435
WD-40                                                   21,053                612,642
                                                                      ---------------
Total                                                                         937,648
-------------------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES (0.2%)
Standex Intl                                            15,995                412,831
Tredegar                                                24,574                361,729
                                                                      ---------------
Total                                                                         774,560
-------------------------------------------------------------------------------------


INSURANCE (2.8%)
Delphi Financial Group Cl A                             52,824                831,978
Infinity Property & Casualty                            19,595                780,273
LandAmerica Financial Group                             19,820                195,227
Natl Financial Partners                                 50,835                338,561
Navigators Group                                        16,980(b)             857,660
Presidential Life                                       27,627                259,141
ProAssurance                                            42,875(b)           2,355,982
RLI                                                     22,687              1,302,007
Safety Insurance Group                                  20,855                792,281
Selective Insurance Group                               67,444              1,601,795
Stewart Information Services                            23,232                385,651
Tower Group                                             25,970                546,149
United Fire & Casualty                                  28,815                667,644
Zenith Natl Insurance                                   47,693              1,567,192
                                                                      ---------------
Total                                                                      12,481,541
-------------------------------------------------------------------------------------


INTERNET & CATALOG RETAIL (0.6%)
Blue Nile                                               18,650(b)             570,317
HSN                                                     49,960(b)             307,254
NutriSystem                                             37,850                535,578
PetMed Express                                          30,350(b)             535,981
Stamps.com                                              19,615(b)             191,442
Ticketmaster Entertainment                              49,960(b)             483,613
                                                                      ---------------
Total                                                                       2,624,185
-------------------------------------------------------------------------------------


INTERNET SOFTWARE & SERVICES (1.1%)
Bankrate                                                17,780(b)             585,140
DealerTrack Holdings                                    52,150(b)             559,570
InfoSpace                                               44,240                379,137
j2 Global Communications                                56,090(b)             904,170
Knot                                                    36,575(b)             252,368
Perficient                                              41,180(b)             226,078
United Online                                          103,995                769,563
Websense                                                57,680(b)           1,125,913
                                                                      ---------------
Total                                                                       4,801,939
-------------------------------------------------------------------------------------


IT SERVICES (1.9%)
CACI Intl Cl A                                          38,746(b)           1,595,560
Ciber                                                   68,269(b)             368,653
CSG Systems Intl                                        44,740(b)             744,026


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
3 RIVERSOURCE SMALL COMPANY INDEX FUND -- PORTFOLIO OF INVESTMENTS AT OCT. 31, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
IT SERVICES (CONT.)
CyberSource                                             88,966(b)          $1,080,937
Gevity HR                                               30,330                103,425
Heartland Payment Systems                               31,175                542,757
Integral Systems                                        21,885(b)             537,714
ManTech Intl Cl A                                       26,555(b)           1,432,377
MAXIMUS                                                 23,882                762,791
SI Intl                                                 17,000(b)             489,600
StarTek                                                 14,758(b)              48,849
Wright Express                                          49,685(b)             680,188
                                                                      ---------------
Total                                                                       8,386,877
-------------------------------------------------------------------------------------


LEISURE EQUIPMENT & PRODUCTS (1.0%)
Arctic Cat                                              15,269                115,739
Brunswick                                              112,160                389,195
JAKKS Pacific                                           35,116(b)             785,545
Nautilus                                                29,495(b)              71,968
Polaris Inds                                            41,576              1,399,864
Pool                                                    61,307              1,067,355
RC2                                                     22,010(b)             279,527
Sturm, Ruger & Co                                       26,354(b)             188,431
                                                                      ---------------
Total                                                                       4,297,624
-------------------------------------------------------------------------------------


LIFE SCIENCES TOOLS & SERVICES (0.6%)
Cambrex                                                 37,335(b)             168,008
Dionex                                                  23,180(b)           1,247,779
Enzo Biochem                                            41,444(b)             239,132
Kendle Intl                                             16,960(b)             306,467
PAREXEL Intl                                            70,644(b)             734,698
PharmaNet Development Group                             24,925(b)              39,880
                                                                      ---------------
Total                                                                       2,735,964
-------------------------------------------------------------------------------------


MACHINERY (3.6%)
Albany Intl Cl A                                        34,010                495,186
Astec Inds                                              25,203(b)             640,660
Barnes Group                                            55,744                808,845
Briggs & Stratton                                       63,778              1,005,141
Cascade                                                 10,835                357,663
Clarcor                                                 64,968              2,299,218
EnPro Inds                                              25,630(b)             569,242
Gardner Denver                                          68,140(b)           1,745,747
John Bean Technologies                                  35,285                295,688
Kaydon                                                  35,655              1,191,234
Lindsay                                                 15,541                739,441
Lydall                                                  21,311(b)             141,718
Mueller Inds                                            47,542              1,087,286
Robbins & Myers                                         44,328                904,291
Toro                                                    45,468              1,529,544
Valmont Inds                                            22,421              1,228,222
Wabash Natl                                             39,333                237,571
Watts Water Technologies Cl A                           37,358                987,372
                                                                      ---------------
Total                                                                      16,264,069
-------------------------------------------------------------------------------------


MARINE (0.5%)
Kirby                                                   69,182(b)           2,374,326
-------------------------------------------------------------------------------------


MEDIA (0.6%)
4Kids Entertainment                                     15,157(b)              80,181
AH Belo Cl A                                            22,550                 74,641
Arbitron                                                33,971              1,106,774
EW Scripps Cl A                                         37,655                175,096
Live Nation                                             97,005(b)           1,091,306
                                                                      ---------------
Total                                                                       2,527,998
-------------------------------------------------------------------------------------


METALS & MINING (0.6%)
AM Castle & Co                                          21,353                259,866
AMCOL Intl                                              28,780                705,972
Brush Engineered Materials                              26,125(b)             320,554
Century Aluminum                                        47,094(b)             591,972
Olympic Steel                                           11,545                263,919
RTI Intl Metals                                         29,443(b)             464,905
                                                                      ---------------
Total                                                                       2,607,188
-------------------------------------------------------------------------------------


MULTILINE RETAIL (0.2%)
Fred's Cl A                                             51,135                626,404
Tuesday Morning                                         38,545(b)              86,341
                                                                      ---------------
Total                                                                         712,745
-------------------------------------------------------------------------------------


MULTI-UTILITIES (0.5%)
Avista                                                  68,488              1,360,172
CH Energy Group                                         20,210                833,258
                                                                      ---------------
Total                                                                       2,193,430
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (2.4%)
Penn Virginia                                           53,560              1,990,825
Petroleum Development                                   19,010(b)             393,697
PetroQuest Energy                                       55,535(b)             552,573
Southern Union                                         158,788              2,734,329
St. Mary Land & Exploration                             79,610              1,981,493
Stone Energy                                            44,238(b)           1,342,181
Swift Energy                                            39,495(b)           1,267,000
World Fuel Services                                     37,455                802,661
                                                                      ---------------
Total                                                                      11,064,759
-------------------------------------------------------------------------------------


PAPER & FOREST PRODUCTS (0.4%)
Buckeye Technologies                                    50,134(b)             295,289
Deltic Timber                                           13,561                617,705
Neenah Paper                                            18,680                168,680
Schweitzer-Mauduit Intl                                 20,056                335,336
Wausau Paper                                            62,470                578,472
                                                                      ---------------
Total                                                                       1,995,482
-------------------------------------------------------------------------------------


PERSONAL PRODUCTS (0.4%)
Chattem                                                 24,025(b)           1,817,972
Mannatech                                               19,985                 80,140
                                                                      ---------------
Total                                                                       1,898,112
-------------------------------------------------------------------------------------


PHARMACEUTICALS (0.9%)
Alpharma Cl A                                           53,472(b)           1,674,208
Noven Pharmaceuticals                                   31,876(b)             358,605
Par Pharmaceutical Companies                            44,195(b)             441,950
Salix Pharmaceuticals                                   61,500(b)             565,800
ViroPharma                                              98,790(b)           1,238,827
                                                                      ---------------
Total                                                                       4,279,390
-------------------------------------------------------------------------------------


PROFESSIONAL SERVICES (1.1%)
Administaff                                             29,000                579,710
CDI                                                     17,692                229,996
Heidrick & Struggles Intl                               21,081                508,685
On Assignment                                           45,396(b)             295,074
School Specialty                                        20,444(b)             429,324
Spherion                                                67,611(b)             215,003
TrueBlue                                                55,555(b)             462,773
Volt Information Sciences                               16,336(b)             124,970
Watson Wyatt Worldwide Cl A                             55,380              2,351,989
                                                                      ---------------
Total                                                                       5,197,524
-------------------------------------------------------------------------------------


REAL ESTATE INVESTMENT TRUSTS (REITS) (5.8%)
Acadia Realty Trust                                     41,420                748,459
BioMed Realty Trust                                     91,825              1,290,141
Cedar Shopping Centers                                  56,960                544,538
Colonial Properties Trust                               61,305                646,155
DiamondRock Hospitality                                118,005                611,266
EastGroup Properties                                    32,070              1,073,704
Entertainment Properties Trust                          42,770              1,601,737
Extra Space Storage                                    104,900              1,207,399
Home Properties                                         40,870              1,654,826
Inland Real Estate                                      73,660                844,144
Kilroy Realty                                           41,807              1,344,095
Kite Realty Group Trust                                 43,300                263,264
LaSalle Hotel Properties                                51,790                729,203
Lexington Realty Trust                                  82,700                664,081
LTC Properties                                          29,565                714,586
Medical Properties Trust                                84,935                626,820
Mid-America Apartment Communities                       35,210              1,240,800
Natl Retail Properties                                  94,705              1,688,590
Parkway Properties                                      19,575                337,669
Pennsylvania Real Estate Investment Trust               50,930                644,265
Post Properties                                         56,445              1,259,852
PS Business Parks                                       19,100                864,657
Senior Housing Properties Trust                        146,580              2,809,939
Sovran Self Storage                                     28,100                911,845
Tanger Factory Outlet Centers                           40,480              1,464,162
Urstadt Biddle Properties Cl A                          27,250                446,355
                                                                      ---------------
Total                                                                      26,232,552
-------------------------------------------------------------------------------------


REAL ESTATE MANAGEMENT & DEVELOPMENT (0.1%)
Forestar Real Estate Group                              45,675(b)             399,656
-------------------------------------------------------------------------------------


ROAD & RAIL (1.5%)
Arkansas Best                                           32,380                945,172
Heartland Express                                       71,403              1,095,322
Knight Transportation                                   74,595              1,186,061
Landstar System                                         67,796              2,616,247
Old Dominion Freight Line                               35,320(b)           1,071,609
                                                                      ---------------
Total                                                                       6,914,411
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.9%)
Actel                                                   32,987(b)             398,813
Advanced Energy Inds                                    41,728(b)             445,238


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
4 RIVERSOURCE SMALL COMPANY INDEX FUND -- PORTFOLIO OF INVESTMENTS AT OCT. 31, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (CONT.)
ATMI                                                    40,007(b)            $486,485
Axcelis Technologies                                   131,918(b)              58,044
Brooks Automation                                       81,415(b)             557,693
Cabot Microelectronics                                  29,780(b)             855,579
Cohu                                                    29,721                420,255
Cymer                                                   37,938(b)             928,343
Cypress Semiconductor                                  193,835(b)             971,113
Diodes                                                  41,317(b)             408,212
DSP Group                                               35,515(b)             223,745
Exar                                                    54,677(b)             365,242
FEI                                                     47,050(b)             988,521
Kopin                                                   86,720(b)             201,190
Kulicke & Soffa Inds                                    68,649(b)             201,828
Micrel                                                  63,145                464,116
Microsemi                                              101,518(b)           2,207,000
MKS Instruments                                         62,990(b)           1,168,465
Pericom Semiconductor                                   32,429(b)             252,946
Photronics                                              53,780(b)              37,108
Rudolph Technologies                                    39,218(b)             131,380
Skyworks Solutions                                     211,178(b)           1,505,699
Standard Microsystems                                   28,497(b)             513,231
Supertex                                                16,435(b)             396,412
TriQuint Semiconductor                                 185,275(b)             830,032
Ultratech                                               30,058(b)             453,275
Varian Semiconductor Equipment Associates               92,982(b)           1,824,307
Veeco Instruments                                       41,186(b)             318,780
                                                                      ---------------
Total                                                                      17,613,052
-------------------------------------------------------------------------------------


SOFTWARE (3.2%)
Blackbaud                                               55,785                847,932
Catapult Communications                                 11,035(b)              47,119
Concur Technologies                                     55,000(b)           1,387,650
Epicor Software                                         76,270(b)             537,704
EPIQ Systems                                            45,462(b)             617,829
Informatica                                            113,965(b)           1,601,208
JDA Software Group                                      34,840(b)             497,515
Manhattan Associates                                    31,392(b)             527,700
MICROS Systems                                         103,314(b)           1,759,436
Phoenix Technologies                                    35,895(b)             158,656
Progress Software                                       52,690(b)           1,208,709
Quality Systems                                         22,750                875,648
Radiant Systems                                         35,245(b)             185,741
Secure Computing                                        87,285(b)             494,033
Smith Micro Software                                    35,625(b)             222,656
Sonic Solutions                                         33,980(b)              69,319
SPSS                                                    23,188(b)             541,672
Take-Two Interactive Software                           99,353              1,178,327
Taleo Cl A                                              39,140(b)             540,132
THQ                                                     85,443(b)             636,550
Tyler Technologies                                      39,950(b)             542,921
                                                                      ---------------
Total                                                                      14,478,457
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (3.8%)
Aaron Rents                                             68,251              1,691,942
Big 5 Sporting Goods                                    27,580                173,202
Brown Shoe                                              54,194                571,205
Buckle                                                  29,993                790,002
Cabela's                                                50,240(b)             399,408
Cato Cl A                                               37,849                587,416
Charlotte Russe Holding                                 26,726(b)             225,835
Children's Place Retail Stores                          30,890(b)           1,032,653
Christopher & Banks                                     45,343                236,690
Dress Barn                                              57,916(b)             553,677
Finish Line Cl A                                        70,211                671,919
Genesco                                                 24,553(b)             609,160
Group 1 Automotive                                      29,794                299,430
Gymboree                                                37,133(b)             960,259
Haverty Furniture Companies                             23,740                233,602
Hibbett Sports                                          36,452(b)             649,210
Hot Topic                                               56,031(b)             363,081
Jo-Ann Stores                                           32,500(b)             622,700
Jos A Bank Clothiers                                    23,281(b)             592,967
Lithia Motors Cl A                                      21,030                 86,223
MarineMax                                               23,580(b)              54,706
Men's Wearhouse                                         66,096              1,010,608
Midas                                                   17,961(b)             234,032
OfficeMax                                               97,220                782,621
Pep Boys -- Manny, Moe & Jack                           56,723                273,405
Select Comfort                                          57,532(b)              27,615
Sonic Automotive Cl A                                   35,920                184,270
Stage Stores                                            49,535                381,915
Stein Mart                                              32,510                 69,897
Tractor Supply                                          41,040(b)           1,705,622
Tween Brands                                            31,709(b)             270,161
Zale                                                    40,228(b)             686,290
Zumiez                                                  25,595(b)             249,807
                                                                      ---------------
Total                                                                      17,281,530
-------------------------------------------------------------------------------------


TEXTILES, APPAREL & LUXURY GOODS (2.3%)
Carter's                                                71,825(b)           1,525,562
Crocs                                                  106,060(b)             266,211
Deckers Outdoor                                         16,710(b)           1,418,011
Fossil                                                  58,040(b)           1,053,426
Iconix Brand Group                                      73,995(b)             805,806
K-Swiss Cl A                                            34,324                519,322
Maidenform Brands                                       23,910(b)             262,532
Movado Group                                            23,005                349,906
Oxford Inds                                             17,458                235,159
Perry Ellis Intl                                        15,130(b)             148,123
Quiksilver                                             162,578(b)             421,077
Skechers USA Cl A                                       42,550(b)             577,829
True Religion Apparel                                   23,415(b)             392,201
UniFirst                                                18,300                597,129
Volcom                                                  20,275(b)             262,156
Wolverine World Wide                                    62,715              1,473,802
                                                                      ---------------
Total                                                                      10,308,252
-------------------------------------------------------------------------------------


THRIFTS & MORTGAGE FINANCE (0.9%)
Anchor BanCorp Wisconsin                                23,104                131,693
Bank Mutual                                             61,735                711,805
BankAtlantic Bancorp Cl A                               10,522                 64,921
Brookline Bancorp                                       74,725                874,283
Corus Bankshares                                        39,880                 87,736
Dime Community Bancshares                               33,692                562,656
FirstFed Financial                                      15,244(b)             136,434
Flagstar Bancorp                                        64,830                123,177
Guaranty Financial Group                                57,105(b)             115,923
Trustco Bank NY                                         97,112              1,181,852
                                                                      ---------------
Total                                                                       3,990,480
-------------------------------------------------------------------------------------


TOBACCO (0.1%)
Alliance One Intl                                      113,785(b)             380,042
-------------------------------------------------------------------------------------


TRADING COMPANIES & DISTRIBUTORS (0.8%)
Applied Industrial Technologies                         46,596                940,773
Kaman                                                   32,504                829,827
Lawson Products                                          5,351                159,460
Watsco                                                  36,264              1,490,088
                                                                      ---------------
Total                                                                       3,420,148
-------------------------------------------------------------------------------------


WATER UTILITIES (0.2%)
American States Water                                   22,090                755,699
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $562,376,171)                                                     $448,643,020
-------------------------------------------------------------------------------------



MONEY MARKET FUND (0.7%)(d)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 1.60%              3,117,730(e)          $3,117,730
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $3,117,730)                                                         $3,117,730
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $565,493,901)(f)                                                  $451,760,750
=====================================================================================



INVESTMENTS IN DERIVATIVES

FUTURES CONTRACTS OUTSTANDING AT OCT. 31, 2008


                                                   NUMBER OF                                           UNREALIZED
                                                   CONTRACTS         NOTIONAL        EXPIRATION       APPRECIATION
CONTRACT DESCRIPTION                             LONG (SHORT)      MARKET VALUE         DATE         (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------
Russell 2000 Index                                    18            $4,828,500        Dec. 2008         $158,942




See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
5 RIVERSOURCE SMALL COMPANY INDEX FUND -- PORTFOLIO OF INVESTMENTS AT OCT. 31, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated July 31, 2008.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Oct. 31, 2008, the value of foreign securities represented 0.2% of net assets.

(d) At Oct. 31, 2008, $338,000 was held in a margin deposit account as collateral to cover initial margin deposits on open stock index futures contracts.

(e) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Oct. 31, 2008.

(f) At Oct. 31, 2008, the cost of securities for federal income tax purposes was approximately $565,494,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                      $63,008,000
Unrealized depreciation                                                     (176,741,000)

----------------------------------------------------------------------------------------
Net unrealized depreciation                                                $(113,733,000)
----------------------------------------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of Oct. 31, 2008:

                                                                   FAIR VALUE AT OCT. 31, 2008
                                                 ---------------------------------------------------------------
                                                      LEVEL 1          LEVEL 2
                                                   QUOTED PRICES        OTHER          LEVEL 3
                                                     IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                    MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                      IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
----------------------------------------------------------------------------------------------------------------
Investments in securities                          $451,760,750          $--             $--        $451,760,750
Other financial instruments*                            158,942           --              --             158,942

----------------------------------------------------------------------------------------------------------------
Total                                              $451,919,692          $--             $--        $451,919,692
----------------------------------------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.


HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.




--------------------------------------------------------------------------------
6 RIVERSOURCE SMALL COMPANY INDEX FUND -- PORTFOLIO OF INVESTMENTS AT OCT. 31, 2008

Item 2. Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RiverSource Market Advantage Series, Inc.
(Registrant)


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal
   Executive Officer

Date December 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal
   Executive Officer

Date December 30, 2008


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal
   Financial Officer

Date December 30, 2008